United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Quarter ended 10/31/13

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—1.8%
		Finance - Automotive—1.0%
$21,373,691	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	$21,373,691
4,030,355		Santander Drive Auto Receivables Trust 2013-4, Class A1, 0.250%, 7/15/2014	4,030,355
		TOTAL	25,404,046
		Finance - Retail—0.8%
20,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 11/15/2013	20,000,000
		TOTAL ASSET-BACKED SECURITIES	45,404,046
		Bank Note—0.4%
		Finance - Banking—0.4%
9,000,000		Bank of America N.A., 0.260%, 12/11/2013	9,000,000
		Certificates of Deposit—33.6%
		Finance - Banking—33.6%
80,000,000		BNP Paribas SA, 0.220%, 12/6/2013	80,000,000
30,000,000	[3]	Bank of Montreal, 0.256%, 12/12/2013	30,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000
70,100,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.210%, 12/9/2013 - 3/5/2014	70,100,000
50,100,000	[3]	Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	50,100,000
65,000,000		Citibank NA, New York, 0.250%—0.260%, 11/18/2013 - 12/23/2013	65,000,000
32,000,000		Credit Agricole Corporate and Investment Bank, 0.250%, 1/17/2014	32,000,000
25,000,000		Credit Suisse, Zurich, 0.240%, 1/17/2014	25,000,000
40,000,000	[3]	Deutsche Bank AG, 0.210%, 11/1/2013	40,000,000
20,000,000		Deutsche Bank AG, 0.210%, 12/27/2013	20,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.373%, 11/21/2013	40,000,000
40,000,000		JPMorgan Chase Bank, N.A., 0.380%—0.420%, 5/15/2014 - 7/30/2014	40,000,000
40,000,000		Mizuho Bank Ltd., 0.210%, 12/19/2013 - 12/30/2013	40,000,000
25,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	24,976,161
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 11/1/2013	50,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	25,000,000
40,000,000		Societe Generale, Paris, 0.200%, 12/31/2013	40,000,000
113,000,000		Sumitomo Mitsui Banking Corp., 0.210%—0.220%, 1/13/2014 - 2/28/2014	113,000,000
35,000,000		Svenska Handelsbanken, Stockholm, 0.200%, 12/20/2013	35,000,238
20,000,000	[3]	Wells Fargo Bank, N.A., 0.254%, 12/17/2013	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	865,176,399
		Collateralized Loan Agreements—13.5%
		Finance - Banking—13.5%
35,000,000		Barclays Capital, Inc., 0.203%—0.710%, 11/19/2013 - 1/21/2014	35,000,000
60,000,000		Citigroup Global Markets, Inc., 0.568%—0.781%, 11/1/2013 - 12/13/2013	60,000,000
25,000,000		Credit Suisse Securities (USA) LLC, 0.659%, 1/17/2014 - 1/21/2014	25,000,000
5,000,000		Deutsche Bank Securities, Inc., 0.466%, 11/1/2013	5,000,000
37,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365%, 11/1/2013	37,000,000
47,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.243%, 11/27/2013	47,000,000
79,000,000		RBS Securities, Inc., 0.446%, 11/4/2013	79,000,000
60,000,000		Wells Fargo Securities, LLC, 0.355%—0.406%, 12/23/2013 - 1/21/2014	60,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	348,000,000
		Commercial Paper—25.1%[4]
		Finance - Automotive—1.2%
30,000,000		FCAR Owner Trust, A1+/P1 Series, 0.250%, 12/12/2013	29,991,458
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—14.9%
$15,000,000	[1,2,3]	ANZ New Zealand National (Int'l) Ltd., 0.214%, 11/13/2013	$15,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,987,304
24,250,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.350%, 12/6/2013	24,241,748
30,000,000		ING (U.S.) Funding LLC, 0.205%, 11/14/2013	29,997,779
42,800,000	[1,2]	LMA-Americas LLC, 0.230%, 1/3/2014	42,782,773
60,000,000	[1,2]	Mizuho Funding LLC, 0.215%—0.225%, 11/1/2013 - 1/21/2014	59,982,281
128,000,000	[1,2]	Nationwide Building Society, 0.200%—0.220%, 12/9/2013 - 2/4/2014	127,957,217
15,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 12/18/2013	14,995,888
45,000,000		Standard Chartered Bank PLC, 0.200%—0.230%, 11/4/2013 - 1/14/2014	44,985,420
20,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	20,002,992
		TOTAL	384,933,402
		Finance - Retail—6.9%
5,000,000	[1,2]	Barton Capital LLC, 0.210%, 11/14/2013	4,999,621
35,000,000	[1,2]	Chariot Funding LLC, 0.240%—0.301%, 2/27/2014 - 3/14/2014	34,969,250
87,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240%—0.301%, 12/16/2013 - 6/5/2014	86,893,284
50,000,000	[1,2]	Sheffield Receivables Corp., 0.210%, 1/13/2014	49,978,708
		TOTAL	176,840,863
		Sovereign—2.1%
55,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%—0.260%, 12/12/2013 - 1/16/2014	54,978,233
		TOTAL COMMERCIAL PAPER	646,743,956
		Corporate Bonds—2.7%
		Finance - Banking—0.6%
12,730,000		Bank of Montreal, 1.750%, 4/29/2014	12,810,000
3,000,000	[3]	Bank of New York Mellon, 0.545%, 11/1/2013	3,002,090
		TOTAL	15,812,090
		Finance - Commercial—2.1%
37,500,000	[3]	General Electric Capital Corp., 0.873%, 1/7/2014	37,602,746
7,000,000	[3]	General Electric Capital Corp., 0.938%, 1/24/2014	7,023,887
2,500,000		General Electric Capital Corp., 2.100%, 1/7/2014	2,508,039
6,775,000		General Electric Capital Corp., 5.500%, 6/4/2014	6,978,236
		TOTAL	54,112,908
		TOTAL CORPORATE BONDS	69,924,998
		Notes - Variable—10.4%[3]
		Finance - Automotive—2.9%
25,000,000		Toyota Motor Credit Corp., 0.243%, 1/8/2014	25,000,000
50,000,000		Toyota Motor Credit Corp., 0.244%, 1/14/2014	50,000,000
		TOTAL	75,000,000
		Finance - Banking—6.3%
5,885,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	5,885,000
3,165,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.840%, 11/6/2013	3,165,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.410%, 11/7/2013	8,235,000
555,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/7/2013	555,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.200%, 11/7/2013	4,055,000
4,805,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.190%, 11/7/2013	4,805,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.130%, 11/7/2013	25,000,000
10,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.140%, 11/7/2013	10,000,000
10,806,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.120%, 11/7/2013	10,806,000
2,545,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.260%, 11/7/2013	2,545,000
6,620,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.270%, 11/7/2013	6,620,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.080%, 11/6/2013	25,000,000
2

Principal Amount		Value
	Notes - Variable—continued[3]
	Finance - Banking—continued
$19,705,000	Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.080%, 11/7/2013	$19,705,000
25,000,000	Wells Fargo Bank, N.A., 0.350%, 12/23/2013	25,000,000
9,970,000	Wisconsin HEFA, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 11/6/2013	9,970,000
	TOTAL	161,346,000
	Finance - Commercial—0.0%
680,000	General Electric Capital Corp., 0.890%, 12/2/2013	682,551
	Government Agency—1.2%
10,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.140%, 11/7/2013	10,000,000
1,985,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.370%, 11/7/2013	1,985,000
6,500,000	LP-RE I,LLC, (Series 2011), (FHLB of Dallas LOC), 0.170%, 11/7/2013	6,500,000
7,450,000	Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.160%, 11/7/2013	7,450,000
4,235,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.268%, 11/7/2013	4,235,000
	TOTAL	30,170,000
	TOTAL NOTES—VARIABLE	267,198,551
	Time Deposit—2.1%
	Finance - Banking—2.1%
55,000,000	Toronto Dominion Bank, 0.060%, 11/1/2013	55,000,000
	Repurchase Agreement—10.5%
269,510,000	Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860. (AT COST)	269,510,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	2,575,957,950
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(2,841,763)
	TOTAL NET ASSETS—100%	$2,573,116,187
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $558,901,242, which represented 21.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $558,901,242, which represented 21.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
4
Federated Automated Government Money Trust
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—59.1%
$20,000,000	[1]	Interest in $940,000,000 joint repurchase agreement 0.06%, dated 10/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,047,000 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $958,815,995.	$20,000,000
47,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/28/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,029,167 on 11/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,008,050.	47,000,000
100,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,003,111 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,428,003,226.	100,000,000
100,000,000		Interest in $4,100,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,100,009,111 on 11/1/2013. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $4,178,886,108.	100,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 10/28/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,004,861 on 11/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,002,899.	20,000,000
207,498,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,008,889 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $4,080,009,131.	207,498,000
47,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,013,611 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,002,029.	47,000,000
58,000,000	[1]	Interest in $1,190,000,000 joint repurchase agreement 0.05%, dated 10/21/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,051,236 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,213,818,574.	58,000,000
29,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.06%, dated 10/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,037,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $652,804,353.	29,000,000
22,000,000	[1]	Interest in $457,000,000 joint repurchase agreement 0.13%, dated 10/17/2013 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $457,052,809 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $466,165,254.	22,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Mitsubishi UFJ Securities (USA), Inc., will repurchase securities provided as collateral for $800,001,778 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $816,001,900.	100,000,000
24,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 10/25/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,004,861 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,005,004.	24,000,000
		TOTAL REPURCHASE AGREEMENTS	774,498,000
		U.S. TREASURY—43.2%
21,000,000	[2]	United States Treasury Bill, 0.010%, 1/2/2014	20,999,276
40,000,000	[2]	United States Treasury Bill, 0.020%, 12/26/2013	39,997,250
24,000,000	[2]	United States Treasury Bill, 0.075%, 2/20/2014	23,995,190
14,000,000	[2]	United States Treasury Bill, 0.240%, 11/14/2013	13,999,090
56,870,000		United States Treasury Notes, 0.125%—1.500%, 12/31/2013	56,946,789
43,350,000		United States Treasury Notes, 0.250%—1.750%, 1/31/2014	43,446,119
69,000,000		United States Treasury Notes, 0.250%—1.875%, 2/28/2014	69,172,532
1

Principal Amount		Value
	U.S. TREASURY—continued
$33,250,000	United States Treasury Notes, 0.250%—1.875%, 4/30/2014	$33,321,420
34,750,000	United States Treasury Notes, 0.250%—2.000%, 11/30/2013	34,783,414
48,500,000	United States Treasury Notes, 0.250%—2.250%, 5/31/2014	48,992,209
24,000,000	United States Treasury Notes, 0.500%—4.250%, 11/15/2013	24,028,072
14,250,000	United States Treasury Notes, 0.625%, 7/15/2014	14,294,192
30,000,000	United States Treasury Notes, 0.750%, 12/15/2013	30,023,259
14,000,000	United States Treasury Notes, 1.000%, 1/15/2014	14,024,970
16,000,000	United States Treasury Notes, 1.000%, 5/15/2014	16,077,272
20,000,000	United States Treasury Notes, 1.250%, 2/15/2014	20,064,469
8,000,000	United States Treasury Note, 1.250%, 3/15/2014	8,031,378
3,000,000	United States Treasury Note, 1.250%, 4/15/2014	3,014,404
26,500,000	United States Treasury Notes, 1.750%, 3/31/2014	26,682,784
5,000,000	United States Treasury Note, 2.375%, 8/31/2014	5,091,564
19,000,000	United States Treasury Notes, 2.625%, 6/30/2014	19,308,740
	TOTAL U.S. TREASURY	566,294,393
	TOTAL INVESTMENTS—102.3% (AT AMORTIZED COST)[3]	1,340,792,393
	OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(29,569,424)
	TOTAL NET ASSETS—100%	$1,311,222,969
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Funds Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—1.9%
		Finance - Automotive—0.7%
$6,329,088		AmeriCredit Automobile Receivables Trust 2013-3, Class A1, 0.250%, 6/9/2014	$6,329,088
36,870,597	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A1, 0.290%, 8/20/2014	36,870,597
21,373,691	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	21,373,691
19,675,729		World Omni Automobile Lease Securitization Trust 2013-A, Class A1, 0.250%, 10/10/2014	19,675,729
		TOTAL	84,249,105
		Finance - Equipment—1.0%
1,820,075	[1,2]	Great America Leasing Receivables 2013-1, Class A1, 0.240%, 2/18/2014	1,820,075
32,853,107		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	32,853,107
32,242,055	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	32,242,055
48,921,868	[1,2]	MMAF Equipment Finance LLC Series 2013-A, Class A1, 0.280%, 9/5/2014	48,921,868
		TOTAL	115,837,105
		Finance - Retail—0.2%
30,000,000	[1,2]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 4/15/2014	30,000,000
		TOTAL ASSET-BACKED SECURITIES	230,086,210
		BANK NOTE—3.6%
		Banking—3.6%
430,100,000		Bank of America N.A., 0.240% - 0.270%, 11/14/2013 - 1/16/2014	430,100,000
		CERTIFICATES OF DEPOSIT—31.7%
		Banking—31.7%
605,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.220%, 12/9/2013 - 3/5/2014	605,000,000
367,000,000		BNP Paribas SA, 0.220% - 0.230%, 11/15/2013 - 12/4/2013	367,000,000
125,000,000		Citibank NA, New York, 0.250%, 12/23/2013	125,000,000
310,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.250%, 12/20/2013 - 1/17/2014	310,000,000
115,000,000		Credit Suisse, Zurich, 0.240%, 1/17/2014	115,000,000
100,000,000		Deutsche Bank AG, 0.210%, 12/27/2013	100,000,000
142,000,000		Fifth Third Bank, Cincinnati, 0.300%, 12/16/2013 - 12/20/2013	142,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.320%, 6/2/2014	150,000,000
331,100,000		Mizuho Bank Ltd., 0.210% - 0.220%, 11/14/2013 - 1/15/2014	331,100,000
220,000,000		Natixis, 0.260% - 0.290%, 11/1/2013 - 12/2/2013	220,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.230%, 4/25/2014	50,000,000
120,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	119,885,575
25,000,000		RBS Citizens, N.A., 0.200%, 11/15/2013	25,000,000
225,000,000		Societe Generale, Paris, 0.230% - 0.240%, 12/2/2013	225,000,000
150,000,000		Standard Chartered Bank PLC, 0.220%, 12/9/2013 - 2/6/2014	150,000,000
50,000,000		Standard Chartered Bank PLC, 0.230%, 1/3/2014	50,000,000
447,100,000		Sumitomo Mitsui Banking Corp., 0.210% - 0.240%, 11/1/2013 - 2/28/2014	447,100,000
250,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 6/9/2014	250,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,782,085,575
		COLLATERALIZED LOAN AGREEMENTS—7.4%
		Banking—7.4%
90,000,000		Barclays Capital, Inc., 0.203% - 0.710%, 1/21/2014 - 1/27/2014	90,000,000
360,000,000		Citigroup Global Markets, Inc., 0.517% - 0.781%, 11/1/2013 - 12/13/2013	360,000,000
275,000,000		Credit Suisse Securities (USA) LLC, 0.193% - 0.669%, 11/1/2013 - 1/21/2014	275,000,000
15,000,000		Deutsche Bank Securities, Inc., 0.466%, 11/1/2013	15,000,000
1

Principal Amount or Shares			Value
		COLLATERALIZED LOAN AGREEMENTS—continued
		Banking—continued
$145,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365% - 0.710%, 11/1/2013 - 1/21/2014	$145,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	885,000,000
		COMMERCIAL PAPER—20.4%[3]
		Aerospace/Auto—0.4%
1,420,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.250%, 11/26/2013	1,419,754
38,589,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.250% - 0.300%, 11/6/2013 - 12/6/2013	38,585,264
10,500,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.240% - 0.300%, 11/6/2013 - 11/22/2013	10,498,318
		TOTAL	50,503,336
		Banking—9.9%
140,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.301%, 4/2/2014 - 4/14/2014	139,818,667
39,000,000		ICICI Bank Ltd., Hong Kong (Series B), (Wells Fargo Bank, N.A. LOC), 0.200%, 12/17/2013	38,990,033
20,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.260%, 12/6/2013	19,994,944
900,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	899,460
49,000,000	[1,2]	LMA-Americas LLC, 0.230% - 0.250%, 11/18/2013 - 1/28/2014	48,987,997
20,000,000	[1,2]	Mizuho Funding LLC, 0.225%, 1/21/2014	19,989,875
5,000,000	[1,2]	Nationwide Building Society, 0.210%, 1/6/2014	4,998,075
195,000,000	[1,2]	Northern Pines Funding LLC, 0.210% - 0.220%, 12/17/2013 - 1/17/2014	194,927,249
500,000,000		NRW.Bank, 0.080%, 11/6/2013	499,994,444
100,000,000		PNC Bank, N.A., 0.270%, 5/21/2014	100,000,000
100,000,000	[1,2]	RBS Holdings USA, Inc., (GTD by Royal Bank of Scotland PLC, Edinburgh), 0.100%, 11/6/2013	99,998,611
15,000,000	[1,2]	Sheffield Receivables Corp., 0.220%, 1/16/2014	14,993,033
		TOTAL	1,183,592,388
		Consumer Products—0.1%
10,600,000	[1,2]	Clorox Co., 0.270% - 0.370%, 11/4/2013 - 11/13/2013	10,598,723
		Electric Power—0.1%
13,000,000		Massachusetts IFA, (Series 1992B), 0.300%, 12/4/2013	13,000,000
		Finance - Commercial—1.5%
120,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.220% - 0.250%, 11/19/2013 - 1/15/2014	119,970,673
58,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240% - 0.240%, 12/18/2013 -1/31/2014	57,976,547
		TOTAL	177,947,220
		Finance - Retail—2.0%
124,600,000	[1,2]	Chariot Funding LLC, 0.250% - 0.301%, 11/1/2013 - 6/2/2014	124,496,335
115,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 3/21/2014 - 4/1/2014	114,870,567
		TOTAL	239,366,902
		Food & Beverage—0.1%
3,400,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.250%, 11/22/2013	3,399,504
		Sovereign—5.5%
441,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.240% - 0.250%, 12/4/2013 - 4/22/2014	440,685,042
85,000,000	[1,2]	Erste Abwicklungsanstalt, 0.250%, 4/7/2014	84,907,326
134,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.230%, 3/8/2014	133,893,842
		TOTAL	659,486,210
		Telecommunications—0.5%
60,800,000	[1,2]	AT&T, Inc., 0.270% - 0.290%, 11/18/2013 - 11/22/2013	60,791,194
		Utility Gas—0.3%
35,510,000	[1,2]	Northeast Utilities, 0.250% - 0.270%, 11/4/2013 - 11/7/2013	35,509,011
		TOTAL COMMERCIAL PAPER	2,434,194,488
		CORPORATE BONDS—0.1%
		Finance - Commercial—0.1%
2,000,000		General Electric Capital Corp., 2.100%, 1/7/2014	2,006,513
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance - Commercial—continued
$5,350,000		General Electric Capital Corp., 5.500%, 6/4/2014	$5,512,243
400,000		General Electric Capital Corp., 5.650%, 6/9/2014	412,611
		TOTAL	7,931,367
		Insurance—0.0%
750,000	[1,2]	Metropolitan Life Global Funding I, 0.994%, 1/10/2014	751,089
		Pharmaceuticals and Health Care—0.0%
4,200,000		Sanofi-Aventis SA, 0.558%, 3/28/2014	4,205,383
		TOTAL CORPORATE BONDS	12,887,839
		NOTES-VARIABLE—24.9%[4]
		Banking—22.8%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.401%, 11/4/2013	100,000,000
100,000,000		Bank of Montreal, 0.244%, 11/18/2013	100,000,000
200,000,000		Bank of Montreal, 0.246%, 1/16/2014	200,000,000
75,000,000		Bank of Montreal, 0.256%, 12/12/2013	75,000,000
100,000,000		Bank of Montreal, 0.274%, 12/16/2013	100,000,000
132,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.190%, 11/1/2013	132,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Shares (Series T0017), 0.190%, 11/1/2013	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.150%, 11/1/2013	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Shares (Series T0012), 0.190%, 11/1/2013	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Shares (Series T0015), 0.190%, 11/1/2013	20,000,000
36,750,000		Brazos River Authority, TX, (Series 2001I), (Citibank NA, New York LOC), 0.230%, 11/6/2013	36,750,000
80,000,000		Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	80,000,000
5,160,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.310%, 11/6/2013	5,160,000
23,200,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	23,200,000
5,300,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	5,300,000
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.218%, 11/4/2013	49,995,197
25,700,000		District of Columbia Revenue, (Series 2007), (SunTrust Bank LOC), 0.270%, 11/6/2013	25,700,000
54,575,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	54,575,000
5,025,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.650%, 11/7/2013	5,025,000
9,677,150		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	9,677,150
10,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.210%, 11/1/2013	10,000,000
100,000,000		JPMorgan Chase Bank, N.A., 0.373%, 11/21/2013	100,000,000
15,415,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	15,415,000
9,645,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	9,645,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	7,000,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.140%, 11/7/2013	25,000,000
12,600,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	12,600,000
4,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens, N.A. LOC), 0.480%, 11/7/2013	4,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens, N.A. LOC), 0.150%, 11/6/2013	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens, N.A. LOC), 0.130%, 11/6/2013	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens, N.A. LOC), 0.150%, 11/6/2013	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens, N.A. LOC), 0.150%, 11/6/2013	19,450,000
67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, VMTP Shares (Series 2014), 0.170%, 11/7/2013	67,500,000
2,910,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.650%, 11/7/2013	2,910,000
15,775,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.310%, 11/7/2013	15,775,000
100,000,000		PNC Bank, N.A., 0.477%, 12/20/2013	100,000,000
7,725,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	7,725,000
150,000,000		Royal Bank of Canada, Montreal, 0.280%, 11/1/2013	150,000,000
3

Principal Amount or Shares			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$200,000,000		Royal Bank of Canada, Montreal, 0.300%, 11/1/2013	$200,000,000
9,290,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	9,290,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.214%, 11/18/2013	100,000,000
18,000,000		Toronto Dominion Bank, 0.224%, 11/15/2013	18,000,000
364,580,000		Wells Fargo Bank, N.A., 0.350%, 12/23/2013	364,580,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	100,014,960
2,975,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.240%, 11/7/2013	2,975,000
		TOTAL	2,729,967,307
		Finance - Commercial—0.9%
5,500,000		General Electric Capital Corp., 0.380%, 12/23/2013	5,501,677
50,000,000	[1,2]	Versailles Commercial Paper LLC, 0.269%, 11/4/2013	50,000,000
25,000,000	[1,2]	Versailles Commercial Paper LLC, 0.264%, 11/12/2013	25,000,000
4,890,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.200%, 11/7/2013	4,890,000
14,700,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.230%, 11/7/2013	14,700,000
4,135,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.230%, 11/7/2013	4,135,000
		TOTAL	104,226,677
		Government Agency—0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.350%, 11/7/2013	700,000
		Metals—0.8%
19,000,000		Berkeley County, SC IDB, (Series 1998), (Nucor Corp.) 0.330%, 11/6/2013	19,000,000
34,700,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), (Nucor Corp.) 0.400%, 11/6/2013	34,700,000
17,600,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007), (Nucor Corp.), 0.370%, 11/6/2013	17,600,000
750,000		St. James Parish, LA, (Series 2010A-1), (Guaranteed by Nucor Corp.), 0.320%, 11/6/2013	750,000
20,000,000		St. James Parish, LA, (Series 2010B-1), (Guaranteed by Nucor Corp.), 0.320%, 11/6/2013	20,000,000
		TOTAL	92,050,000
		Oil & Oil Finance—0.4%
53,700,000	[1,2]	Devon Energy Corp., 0.320%, 11/25/2013	53,700,000
		TOTAL NOTES—VARIABLE	2,980,643,984
		REPURCHASE AGREEMENTS—10.0%
508,000,000		Interest in $750,000,000 joint repurchase agreement 0.11%, dated 10/31/2013 under which Citigroup Global Markets, Inc., will repurchase the securities provided as collateral for $750,002,292 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $769,197,139.	508,000,000
685,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.12%, dated 10/31/2013 under which Deutsche Bank Securities, Inc., will repurchase the securities provided as collateral for $1,700,005,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2044 and the market value of those underlying securities was $1,735,516,803.	685,000,000
		TOTAL REPURCHASE AGREEMENTS	1,193,000,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	11,947,998,096
		OTHER ASSETS AND LIABILITIES—0.0%[6]	598,955
		TOTAL NET ASSETS—100%	$11,948,597,051
4

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these liquid restricted securities amounted to $2,576,165,179, which represented 21.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $2,576,165,179, which represented 21.6% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments in the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
5
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.2%
$424,930,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.102% - 0.280%, 11/1/2013 - 12/20/2013	$424,966,689
94,389,000		Federal Farm Credit System Notes, 0.150% - 1.125%, 12/4/2013 - 6/24/2014	94,503,242
1,180,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.019% - 0.120%, 11/4/2013 - 1/29/2014	1,179,929,063
384,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% - 0.190%, 11/1/2013 - 11/25/2013	383,966,971
2,084,715,000		Federal Home Loan Bank System Notes, 0.070% - 1.375%, 11/5/2013 - 11/10/2014	2,084,767,649
242,509,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050% - 0.120%, 12/3/2013 - 1/27/2014	242,476,273
269,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.146% - 0.156%, 11/4/2013 - 11/18/2013	269,496,108
184,090,000		Federal Home Loan Mortgage Corp. Notes, 0.100% - 0.625%, 11/12/2013 - 4/28/2014	184,133,333
155,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.079% - 0.150%, 11/13/2013 - 5/5/2014	154,936,358
279,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.141% - 0.153%, 11/5/2013 - 11/27/2013	278,947,247
101,372,000		Federal National Mortgage Association Notes, 0.750% - 2.750%, 12/18/2013 - 6/27/2014	101,676,431
		TOTAL GOVERNMENT AGENCIES	5,399,799,364
		U.S. TREASURY—3.1%
111,000,000	[2]	United States Treasury Bill, 0.185%, 11/14/2013	110,992,584
115,000,000		United States Treasury Note, 0.250%, 6/30/2014	115,063,847
30,000,000		United States Treasury Note, 0.500%, 11/15/2013	30,003,262
107,000,000		United States Treasury Note, 4.000%, 2/15/2014	108,206,072
		TOTAL U.S. TREASURY	364,265,765
		REPURCHASE AGREEMENTS—51.7%
1,015,000,000		Interest in $1,700,000,000, joint repurchase agreement 0.120%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,700,005,667 on 11/01/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2044 and the market value of those underlying securities was $1,735,516,803.	1,015,000,000
242,000,000		Interest in $750,000,000, joint repurchase agreement 0.110%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $750,002,292 on 11/01/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/01/2043 and the market value of those underlying securities was $769,197,139.	242,000,000
47,000,000	[3]	Repurchase agreement 0.060%, dated 09/23/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $47,004,700 on 11/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2043 and the market value of those underlying securities was $48,391,594.	47,000,000
144,000,000		Repurchase agreement 0.060%, dated 10/25/2013 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $144,001,680 on 11/01/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/01/2043 and the market value of those underlying securities was $146,941,265.	144,000,000
92,000,000	[3]	Repurchase agreement 0.070%, dated 10/03/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $92,008,050 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2043 and the market value of those underlying securities was $94,491,808.	92,000,000
440,000,000	[3]	Repurchase agreement 0.070%, dated 10/22/2013 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $440,025,667 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 07/01/2043 and the market value of those underlying securities was $449,772,539.	440,000,000
800,000,000		Repurchase agreement 0.070%, dated 10/28/2013 under which Citigroup Global Markets, Inc will repurchase the securities provided as collateral for $800,010,889 on 11/04/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 05/01/2047 and the market value of those underlying securities was $820,595,423.	800,000,000
250,000,000		Repurchase agreement 0.070%, dated 10/28/2013 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $250,003,403 on 11/04/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/01/2043 and the market value of those underlying securities was $255,438,756.	250,000,000
96,000,000		Repurchase agreement 0.070%, dated 10/29/2013 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $96,001,307 on 11/05/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/20/2043 and the market value of those underlying securities was $97,920,571.	96,000,000
1

Principal Amount			Value
$96,000,000		Repurchase agreement 0.070%, dated 10/30/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $96,001,307 on 11/06/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and Government Agency securities with various maturities to 03/14/2036 and the market value of those underlying securities was $97,920,385.	96,000,000
158,000,000	[3]	Repurchase agreement 0.080%, dated 09/16/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $158,017,204 on 11/04/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 09/01/2043 and the market value of those underlying securities was $161,748,361.	$158,000,000
50,000,000		Repurchase agreement 0.080%, dated 10/31/2013 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,000,111 on 11/01/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security with a maturity of 11/15/2015 and the market value of the underlying security was $51,000,208.	50,000,000
148,000,000		Repurchase agreement 0.080%, dated 10/31/2013 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $148,002,302 on 11/07/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 02/01/2043 and the market value of those underlying securities was $150,967,955.	148,000,000
350,000,000	[3]	Repurchase agreement 0.090%, dated 09/18/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $350,053,375 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 09/01/2043 and the market value of those underlying securities was $357,531,891.	350,000,000
350,000,000	[3]	Repurchase agreement 0.090%, dated 09/19/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $350,053,375 on 11/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2043 and the market value of those underlying securities was $358,099,709.	350,000,000
191,000,000		Repurchase agreement 0.090%, dated 10/31/2013 under which Deutsche Bank Securities, Inc will repurchase the securities provided as collateral for $191,003,343 on 11/07/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 09/25/2043 and the market value of those underlying securities was $196,730,492.	191,000,000
500,000,000		Repurchase agreement 0.100%, dated 10/31/2013 under which ABN AMRO BANK N.V., Inc. will repurchase the securities provided as collateral for $500,001,389 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $510,001,722.	500,000,000
525,000,000		Repurchase agreement 0.100%, dated 10/31/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $525,001,458 on 11/01/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/23/2019 and the market value of those underlying securities was $535,504,031.	525,000,000
104,000,000		Repurchase agreement 0.110%, dated 10/31/2013 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $104,000,318 on 11/01/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 05/01/2042 and the market value of those underlying securities was $107,120,327.	104,000,000
250,000,000		Repurchase agreement 0.110%, dated 10/31/2013 under which Deutsche Bank Securities, Inc will repurchase the securities provided as collateral for $250,000,764 on 11/01/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/24,2022 and the market value of those underlying securities was $255,001,038.	250,000,000
194,000,000	[3]	Repurchase agreement 0.140%, dated 10/11/2013 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $194,067,900 on 01/09/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/01/2046 and the market value of those underlying securities was $199,080,706.	194,000,000
		TOTAL REPURCHASE AGREEMENTS	6,042,000,000
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	11,806,065,129
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(116,325,173)
		TOTAL NET ASSETS—100%	$11,689,739,956
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Master Trust
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed SecuritY—1.0%
		Finance - Retail—1.0%
$1,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 11/15/2013	$1,000,000
		Bank Note—5.7%
		Finance - Banking—5.7%
5,900,000		Bank of America N.A., 0.240%—0.260%, 11/25/2013 - 1/16/2014	5,900,000
		Certificates of Deposit—44.6%
		Finance - Banking—44.6%
3,000,000		BNP Paribas SA, 0.230%, 11/5/2013	3,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	2,000,000
6,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.220%, 12/9/2013 - 3/5/2014	6,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	2,000,000
2,000,000		Citibank NA, New York, 0.250%, 12/23/2013	2,000,000
2,000,000		Deutsche Bank AG, 0.210%, 12/27/2013	2,000,000
1,000,000		JPMorgan Chase Bank, N.A., 0.320%, 6/2/2014	1,000,000
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.373%, 11/21/2013	3,000,000
1,000,000		Mizuho Bank Ltd., 0.210%, 12/19/2013	1,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 11/1/2013	2,000,000
2,000,000		Societe Generale, Paris, 0.200%, 12/31/2013	2,000,000
5,000,000		Standard Chartered Bank PLC, 0.220%, 12/9/2013	5,000,000
5,000,000		Sumitomo Mitsui Banking Corp., 0.210%—0.220%, 1/24/2014 - 2/5/2014	5,000,000
5,000,000		Svenska Handelsbanken, Stockholm, 0.200%, 12/20/2013	5,000,034
2,000,000	[3]	Toronto Dominion Bank, 0.224%, 11/15/2013	2,000,000
3,000,000		Toronto Dominion Bank, 0.240%—0.320%, 3/4/2014 - 7/10/2014	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	46,000,034
		Collateralized Loan Agreements—12.1%
		Finance - Banking—12.1%
1,000,000		Barclays Capital, Inc., 0.203%, 11/19/2013	1,000,000
500,000		Citigroup Global Markets, Inc., 0.568%, 11/1/2013	500,000
2,000,000		RBC Capital Markets, LLC, 0.253%, 11/13/2013	2,000,000
3,000,000		RBS Securities, Inc., 0.446%, 11/4/2013	3,000,000
6,000,000		Wells Fargo Securities, LLC, 0.355%—0.406%, 12/23/2013 - 1/21/2014	6,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	12,500,000
		Commercial Paper—23.5%[4]
		Finance - Banking—17.7%
3,700,000	[1,2]	LMA-Americas LLC, 0.230%—0.230%, 1/3/2014 - 1/29/2014	3,698,179
500,000	[1,2]	Matchpoint Master Trust, 0.220%, 12/16/2013	499,862
6,000,000	[1,2]	Nationwide Building Society, 0.210%—0.225%, 12/20/2013 - 1/2/2014	5,998,107
2,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 12/17/2013	1,999,463
1,000,000		Standard Chartered Bank PLC, 0.200%, 1/14/2014	999,590
5,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	5,000,748
		TOTAL	18,195,949
		Finance - Commercial—2.9%
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250%, 1/10/2014	2,998,542
		Finance - Retail—2.9%
2,000,000	[1,2]	Chariot Funding LLC, 0.301%, 4/3/2014	1,997,450
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Retail—continued
$1,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240%, 4/1/2014	$998,993
		TOTAL	2,996,443
		TOTAL COMMERCIAL PAPER	24,190,934
		Corporate Bond—2.0%
		Finance - Commercial—2.0%
2,000,000		General Electric Capital Corp., 5.900%, 5/13/2014	2,059,259
		Notes - Variable—4.7%[3]
		Finance - Automotive—2.0%
2,000,000		Toyota Motor Credit Corp., 0.244%, 1/14/2014	2,000,000
		Finance - Commercial—0.8%
850,000		General Electric Capital Corp., 0.382%, 12/20/2013	850,368
		Government Agency—1.9%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.140%, 11/7/2013	2,000,000
		TOTAL NOTES - VARIABLE	4,850,368
		Repurchase Agreement—6.3%
6,496,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	6,496,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	102,996,595
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	96,159
		TOTAL NET ASSETS—100%	$103,092,754
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $24,191,344, which represented 23.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $24,191,344, which represented 23.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
LOC	—Letter of Credit
3
Federated Municipal Trust
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Arkansas—2.3%
$6,160,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.160%, 11/7/2013	$6,160,000
7,290,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.160%, 11/7/2013	7,290,000
		TOTAL	13,450,000
		California—3.4%
7,000,000	[3]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2) Weekly VRDPs Royal Bank of Canada, Montreal LIQ, 0.140% 11/01/2013	7,000,000
13,000,000	[3]	Nuveen California Quality Income Municipal Fund, Inc., [Series 1], Weekly VRDPs Citibank NA, New York LIQ, 0.130% 11/01/2013	13,000,000
		TOTAL	20,000,000
		Colorado—2.9%
2,000,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/7/2013	2,000,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 12/19/2013	15,000,000
		TOTAL	17,000,000
		Connecticut—2.8%
1,000,000		Connecticut Development Authority, (Series 1999), 0.320% CP (New England Power Co.), Mandatory Tender 11/5/2013	1,000,000
15,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.110%, 11/7/2013	15,000,000
		TOTAL	16,000,000
		Florida—6.0%
8,000,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.110%, 11/6/2013	8,000,000
2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.250%, 11/6/2013	2,400,000
1,150,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.110%, 11/6/2013	1,150,000
1,315,000	[3]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	1,315,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 11/14/2013	10,000,000
4,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.270%, 11/6/2013	4,000,000
1,365,000	[3]	Saint Johns County, FL, PUTTERs (Series 4134) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/7/2013	1,365,000
750,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.120%, 11/1/2013	750,000
6,200,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	6,200,000
		TOTAL	35,180,000
		Georgia—1.6%
9,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.110%, 11/1/2013	9,500,000
		Idaho—1.7%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 11/6/2013	10,000,000
		Illinois—7.5%
3,395,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.180%, 11/7/2013	3,395,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.270%, 11/7/2013	3,400,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 11/7/2013	8,500,000
11,555,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.220%, 11/7/2013	11,555,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 11/7/2013	14,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 11/6/2013	$3,000,000
		TOTAL	43,850,000
		Kentucky—0.6%
485,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 11/7/2013	485,000
2,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.400%, 11/7/2013	2,720,000
		TOTAL	3,205,000
		Louisiana—0.9%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/6/2013	3,300,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.320%, 11/6/2013	2,000,000
		TOTAL	5,300,000
		Maine—4.3%
10,800,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 11/7/2013	10,800,000
4,400,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 11/7/2013	4,400,000
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/7/2013	10,000,000
		TOTAL	25,200,000
		Maryland—1.4%
8,305,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.100%, 11/1/2013	8,305,000
		Michigan—1.6%
6,535,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	6,535,000
3,000,000		Waterford, MI School District, 2013 State Aid Notes, 1.000% RANs, 9/24/2014	3,006,657
		TOTAL	9,541,657
		Missouri—3.8%
15,865,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.080%, 11/6/2013	15,865,000
6,200,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.090%, 11/1/2013	6,200,000
		TOTAL	22,065,000
		Multi State—2.5%
1,161,000	[3]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	1,161,000
1,088,000	[3]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	1,088,000
2,420,000	[3]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	2,420,000
10,000,000	[3]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1),Weekly VRDPs Barclays Bank PLC LIQ, 0.160% 11/01/2013	10,000,000
		TOTAL	14,669,000
		Nebraska—0.4%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.370%, 11/6/2013	2,000,000
		Nevada—2.4%
11,500,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.080%, 11/6/2013	11,500,000
2,475,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.370%, 11/7/2013	2,475,000
		TOTAL	13,975,000
		New Hampshire—4.4%
24,775,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens, N.A. LOC), 0.130%, 11/1/2013	24,775,000
1,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.350% CP (New England Power Co.), Mandatory Tender 11/25/2013	1,000,000
		TOTAL	25,775,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—16.6%
$2,189,710		Barnegat, NJ, 1.250% BANs, 6/20/2014	$2,194,504
1,555,950		Berkeley Heights Towship, NJ, 1.000% BANs, 10/9/2014	1,562,467
1,795,050		Caldwell Borough, NJ, 1.000% BANs, 6/27/2014	1,797,949
5,000,000		East Greenwich Township, NJ, (Series 2013A), 1.000% BANs, 11/21/2013	5,001,094
4,000,000		Evesham Township, NJ, (Series 2013A), 1.000% BANs, 5/29/2014	4,008,406
7,987,579		Gloucester Township, NJ, (Series 2013A), 1.000% BANs, 6/2/2014	8,011,697
5,000,000		Highland Park, NJ, 1.250% BANs, 11/1/2013	5,000,000
2,298,000		Lodi, NJ, 1.000% BANs, 2/14/2014	2,299,438
1,250,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 1.300%, 11/7/2013	1,250,000
5,000,000	[3]	New Jersey State, (Series 2014) VRNs, 0.358%, 6/26/2014	5,000,148
15,000,000	[3]	New Jersey State, (Series 2014B) VRNs, 0.359%, 6/26/2014	15,000,372
2,000,000		New Milford, NJ, 1.250% BANs, 4/17/2014	2,005,282
5,605,068		North Plainfield, NJ, 1.250% BANs, 6/9/2014	5,622,142
2,400,000		Ocean City, NJ, 1.000% BANs, 6/20/2014	2,408,605
3,040,008		Palisades Park, NJ, 1.000% BANs, 4/17/2014	3,043,728
1,534,156		Raritan, NJ, 1.000% BANs, 3/20/2014	1,536,534
3,407,221		Ringwood Borough, NJ, 1.000% BANs, 8/1/2014	3,416,862
10,000,000		South River, NJ, (Series 2012A), 1.000% BANs, 12/18/2013	10,004,080
2,500,000		Union Township, NJ, (Series 2013), 1.000% BANs, 6/3/2014	2,505,379
5,000,000		West Caldwell Township, NJ, 1.000% BANs, 5/1/2014	5,011,605
5,000,000		Westfield, NJ, 1.250% BANs, 8/22/2014	5,026,008
5,000,000		Wildwood Crest, NJ, 1.000% BANs, 9/26/2014	5,010,259
		TOTAL	96,716,559
		New York—5.0%
260,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.230%, 11/7/2013	260,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.340%, 11/7/2013	1,395,000
3,500,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.080%, 11/6/2013	3,500,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.220%, 11/7/2013	1,295,000
5,250,000		New York City, NY, (Fiscal 2004 Series A-3) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.080%, 11/6/2013	5,250,000
11,300,000	[3]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 11/7/2013	11,300,000
6,370,000	[3]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 11/7/2013	6,370,000
		TOTAL	29,370,000
		Oklahoma—0.9%
5,012,856	[3]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	5,012,856
		Oregon—4.8%
20,000,000		Oregon State Housing and Community Services Department, (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 11/7/2013	20,000,000
8,000,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 11/7/2013	8,000,000
		TOTAL	28,000,000
		Rhode Island—1.9%
7,085,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens, N.A. LOC), 0.120%, 11/1/2013	7,085,000
3,720,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens, N.A. LOC), 0.220%, 11/6/2013	3,720,000
		TOTAL	10,805,000
		Tennessee—2.9%
2,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.140%, 11/6/2013	2,500,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Tennessee—continued
$2,200,000	Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.370%, 11/6/2013	$2,200,000
6,285,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	6,285,000
5,965,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	5,965,000
	TOTAL	16,950,000
	Texas—5.5%
14,000,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 11/7/2013	14,000,000
18,000,000	Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)/(Air Products & Chemicals, Inc. LIQ), 0.080%, 11/6/2013	18,000,000
	TOTAL	32,000,000
	Virginia—0.4%
2,500,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.700% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2013	2,500,000
	Washington—5.3%
6,125,000	Port Bellingham, WA IDC, (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.140%, 11/7/2013	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH , (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.130%, 11/7/2013	24,600,000
	TOTAL	30,725,000
	Wisconsin—6.1%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.190%, 11/7/2013	7,710,000
4,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.430%, 11/7/2013	4,500,000
20,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.120%, 11/7/2013	20,000,000
3,000,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.310%, 11/7/2013	3,000,000
	TOTAL	35,210,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	582,305,072
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	841,066
	TOTAL NET ASSETS—100%	$583,146,138
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.9% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-catergories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At October 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.8%	3.2%
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $105,032,376, which represented 18.0% of total net assets.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these liquid restricted securities amounted to $25,000,000, which represented 4.3% of total net assets.
5	Also represents cost for federal tax purposes.
4

6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
5
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.9%
$55,000,000	[1]	Federal Farm Credit System Discount Notes, 0.040% - 0.100%, 11/5/2013 - 1/10/2014	$54,997,389
858,245,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.102% - 0.280%, 11/27/2013 - 10/28/2015	858,250,505
238,400,000		Federal Farm Credit System Notes, 0.150% - 0.500%, 11/19/2013 - 7/18/2014	238,395,853
3,081,048,000	[1]	Federal Home Loan Bank System Discount Notes, 0.019% - 0.125%, 11/5/2013 - 1/22/2014	3,080,903,228
833,950,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.110% - 0.280%, 1/23/2014 - 10/16/2015	833,910,186
5,340,790,000		Federal Home Loan Bank System Notes, 0.080% - 3.125%, 11/5/2013 - 11/10/2014	5,341,373,639
494,744,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050% - 0.100%, 12/3/2013 - 1/27/2014	494,682,631
831,750,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.146% - 0.156%, 11/4/2013 - 10/16/2013	831,740,169
278,901,000		Federal Home Loan Mortgage Corp. Notes, 0.100% - 5.000%, 11/12/2013 - 4/28/2014	279,261,848
383,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.075% - 0.150%, 11/13/2013 - 5/5/2014	383,370,153
713,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.141% - 0.153%, 11/8/2013 - 8/5/2015	713,364,586
322,447,000		Federal National Mortgage Association Notes, 0.750% - 2.875%, 12/11/2013 - 6/27/2014	323,322,362
533,888,175	[2]	Housing and Urban Development Floating Rate Notes, 0.448%, 5/1/2014	533,888,175
		TOTAL GOVERNMENT AGENCIES	13,967,460,724
		U.S. TREASURY—2.9%
282,000,000	[1]	United States Treasury Bills, 0.240%, 11/14/2013	281,981,522
260,187,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	262,844,805
75,000,000		United States Treasury Notes, 0.500%, 11/15/2013	75,008,154
286,500,000		United States Treasury Notes, 4.000%, 2/15/2014	289,729,343
		TOTAL U.S. TREASURY	909,563,824
		REPURCHASE AGREEMENTS—52.8%
1,000,000,000		Interest in $2,975,000,000 joint repurchase agreement 0.09%, dated 10/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,975,007,438 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2020 and the market value of those underlying securities was $3,034,507,606.	1,000,000,000
70,000,000	[3]	Interest in $100,000,000 joint repurchase agreement 0.14%, dated 10/10/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,013,222 on 11/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2043 and the market value of those underlying securities was $102,512,914.	70,000,000
480,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.14%, dated 10/11/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,270,200 on 1/9/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $787,889,865.	480,000,000
356,432,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	356,432,000
127,000,000	[3]	Interest in $194,000,000 joint repurchase agreement 0.06%, dated 9/23/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $194,019,400 on 11/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2043 and the market value of those underlying securities was $198,392,816.	127,000,000
260,000,000	[3]	Interest in $392,000,000 joint repurchase agreement 0.07%, dated 10/3/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $392,034,300 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2043 and the market value of those underlying securities was $402,302,063.	260,000,000
249,000,000		Interest in $387,000,000 joint repurchase agreement 0.07%, dated 10/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $387,005,268 on 11/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 10/15/2019 and the market value of those underlying securities was $394,741,593.	249,000,000
1,000,000,000		Interest in $1,625,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,625,003,611 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,657,503,775.	1,000,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$717,522,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,008,889 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $4,080,009,131.	$717,522,000
536,000,000		Interest in $809,000,000 joint repurchase agreement 0.09%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $809,014,158 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2052 and the market value of those underlying securities was $829,358,989.	536,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,004,167 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,530,004,298.	1,000,000,000
500,000,000		Repurchase agreement 0.02%, dated 10/31/2013 under which Federal Reserve Bank of New York will repurchase security provided as collateral for $500,000,278 on 11/1/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 2/15/2021 and the market value of that underlying security was $500,000,355.	500,000,000
371,000,000		Interest in $579,000,000 joint repurchase agreement 0.06%, dated 10/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $579,006,755 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $596,376,958.	371,000,000
458,000,000		Interest in $715,000,000 joint repurchase agreement 0.07%, dated 10/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $715,009,732 on 11/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2043 and the market value of those underlying securities was $736,455,728.	458,000,000
248,000,000		Interest in $387,000,000 joint repurchase agreement 0.07%, dated 10/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $387,005,268 on 11/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $395,096,545.	248,000,000
363,000,000		Interest in $576,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $576,008,960 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $588,075,068.	363,000,000
250,000,000		Repurchase agreement 0.11%, dated 10/31/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,000,764 on 11/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $257,501,938.	250,000,000
895,791,000		Repurchase agreement 0.10%, dated 10/31/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $895,793,488 on 11/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2043 and the market value of those underlying securities was $922,666,986.	895,791,000
504,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.14%, dated 10/17/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,264,444 on 1/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $824,045,149.	504,000,000
800,000,000		Repurchase agreement 0.10%, dated 10/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,002,222 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $819,075,244.	800,000,000
253,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.11%, dated 9/17/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,110,000 on 12/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2043 and the market value of those underlying securities was $409,042,500.	253,000,000
2,000,000,000		Repurchase agreement 0.10%, dated 10/31/2013 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,005,556 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/16/2053 and the market value of those underlying securities was $2,054,627,637.	2,000,000,000
284,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.07%, dated 10/1/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,081,375 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $461,760,141.	284,000,000
273,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/21/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,097,778 on 1/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $510,558,800.	273,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$871,311,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 10/10/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,151,111 on 11/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,021,646,414.	$871,311,000
1,400,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Societe General, Paris will repurchase securities provided as collateral for $2,500,005,556 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $2,550,005,670.	1,400,000,000
396,000,000	[3]	Interest in $616,000,000 joint repurchase agreement 0.08%, dated 9/13/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $616,067,076 on 11/4/2013. The securities provided as collateral at the end of the period held with Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2043 and the market value of those underlying securities was $629,555,426.	396,000,000
750,000,000		Repurchase agreement 0.10%, dated 10/31/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $750,002,083 on 11/1/2013. The securities provided as collateral at the end of the period held with Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/8/2019 and the market value of those underlying securities was $765,003,819.	750,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	16,413,056,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[4]	31,290,080,548
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(196,579,606)
		TOTAL NET ASSETS—100%	$31,093,500,942
1	Discount rate at time of purchase.
2	Floating rate notes with current rate shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—65.9%
$560,000,000	[1]	Federal Farm Credit System Discount Notes, 0.010%—0.130%, 11/1/2013 - 3/4/2014	$559,947,929
559,050,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090%—0.204%, 11/1/2013 - 11/27/2013	559,057,198
7,700,000		Federal Farm Credit System Note, 0.150%, 2/5/2014	7,700,739
763,627,000	[1]	Federal Home Loan Bank System Discount Notes, 0.030%—0.140%, 11/1/2013 - 1/21/2014	763,582,271
699,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.036%—0.752%, 11/1/2013 - 12/18/2013	699,517,386
449,000,000		Federal Home Loan Bank System Notes, 0.090%—0.180%, 1/2/2014 - 5/28/2014	448,992,856
225,000,000	[1]	Tennessee Valley Authority Discount Note, 0.063%, 1/16/2014	224,970,075
		TOTAL GOVERNMENT AGENCIES	3,263,768,454
		U.S. TREASURY—34.3%
100,000,000	[1]	United States Treasury Bill, 0.015%, 11/7/2013	99,999,750
545,000,000	[1]	United States Treasury Bill, 0.053%, 11/29/2013	544,977,746
319,000,000		United States Treasury Note, 0.250%, 1/31/2014	319,155,443
188,000,000		United States Treasury Note, 1.000%, 1/15/2014	188,370,624
169,000,000		United States Treasury Notes, 1.250%—4.000%, 2/15/2014	169,656,579
220,000,000		United States Treasury Note, 1.875%, 2/28/2014	221,271,572
155,000,000		United States Treasury Note, 4.250%, 11/15/2013	155,247,713
		TOTAL U.S. TREASURY	1,698,679,427
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[3]	4,962,447,881
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(11,049,644)
		TOTAL NET ASSETS—100%	$4,951,398,237
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—44.1%
$5,450,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.102% - 0.330%, 11/1/2013 - 12/20/2013	$5,451,104
1,000,000		Federal Farm Credit System Notes, 0.150%, 2/13/2014 - 6/24/2014	999,848
13,250,000	[2]	Federal Home Loan Bank System Discount Notes, 0.019% - 0.075%, 11/4/2013 - 1/22/2014	13,249,476
3,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% - 0.170%, 11/1/2013 - 11/25/2013	3,249,734
25,755,000		Federal Home Loan Bank System Notes, 0.080% - 1.375%, 11/5/2013 - 11/10/2014	25,754,603
1,950,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050% - 0.080%, 1/21/2014 - 1/27/2014	1,949,724
3,750,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.146% - 0.156%, 11/4/2013 - 11/16/2013	3,749,951
1,855,000		Federal Home Loan Mortgage Corp. Notes, 0.100% - 2.500%, 11/12/2013 - 2/7/2014	1,856,156
4,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.075% - 0.150%, 11/13/2013 - 5/5/2014	4,498,960
3,250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.141% - 0.153%, 11/5/2013 - 11/27/2013	3,249,316
1,413,000		Federal National Mortgage Association Notes, 0.750% - 2.750%, 12/18/2013 - 6/27/2014	1,418,522
		TOTAL GOVERNMENT AGENCIES	65,427,394
		U.S. TREASURY—3.4%
1,500,000	[2]	United States Treasury Bills, 0.240%, 11/14/2013	1,499,900
1,000,000		United States Treasury Notes, 0.250%, 6/30/2014	1,000,555
1,000,000		United States Treasury Notes, 1.000%, 1/15/2014	1,001,805
1,500,000		United States Treasury Notes, 4.000%, 2/15/2014	1,516,908
		TOTAL U.S. TREASURY	5,019,168
		REPURCHASE AGREEMENTS—53.5%
10,000,000		Interest in $212,000,000 joint repurchase agreement 0.11%, dated 10/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $212,000,648 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2042 and the market value of those underlying securities was $216,240,661.	10,000,000
2,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.14%, dated 10/11/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,270,200 on 1/9/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $787,889,865.	2,000,000
17,491,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	17,491,000
1,000,000	[3]	Interest in $194,000,000 joint repurchase agreement 0.06%, dated 9/23/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $194,019,400 on 11/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2043 and the market value of those underlying securities was $198,392,816.	1,000,000
1,000,000	[3]	Interest in $392,000,000 joint repurchase agreement 0.07%, dated 10/3/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $392,034,300 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2043 and the market value of those underlying securities was $402,302,063.	1,000,000
1,000,000		Interest in $387,000,000 joint repurchase agreement 0.07%, dated 10/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $387,005,268 on 11/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/15/2019 and the market value of those underlying securities was $394,741,593.	1,000,000
8,000,000		Interest in $700,000,000 joint repurchase agreement 0.07%, dated 10/28/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $700,009,528 on 11/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $717,787,357.	8,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,001,389 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/1/2042 and the market value of those underlying securities was $510,001,417.	10,000,000
2,000,000		Interest in $809,000,000 joint repurchase agreement 0.09%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $809,014,158 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2052 and the market value of those underlying securities was $829,358,989.	2,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$2,000,000		Interest in $579,000,000 joint repurchase agreement 0.06%, dated 10/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $579,006,755 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $596,376,958.	$2,000,000
2,000,000		Interest in $715,000,000 joint repurchase agreement 0.07%, dated 10/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $715,009,732 on 11/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2043 and the market value of those underlying securities was $736,455,728.	2,000,000
1,000,000		Interest in $387,000,000 joint repurchase agreement 0.07%, dated 10/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $387,005,268 on 11/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $395,096,545.	1,000,000
2,000,000		Interest in $576,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $576,008,960 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $588,075,068.	2,000,000
3,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.14%, dated 10/17/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,264,444 on 1/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $824,045,149.	3,000,000
10,000,000		Interest in $100,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $100,000,278 on 11/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $102,003,001.	10,000,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.11%, dated 9/17/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,110,000 on 12/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2043 and the market value of those underlying securities was $409,042,500.	2,000,000
1,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.07%, dated 10/1/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,081,375 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $461,760,141.	1,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/21/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,097,778 on 1/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $510,558,800.	2,000,000
2,000,000	[3]	Interest in $616,000,000 joint repurchase agreement 0.08%, dated 9/13/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $616,067,076 on 11/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2043 and the market value of those underlying securities was $629,555,426.	2,000,000
		TOTAL REPURCHASE AGREEMENTS	79,491,000
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	149,937,562
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(1,473,820)
		TOTAL NET ASSETS—100%	$148,463,742
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Money Market Management
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Bank Note—4.9%
		Finance - Banking—4.9%
$900,000		Bank of America N.A., 0.240%, 1/16/2014	$900,000
		Certificates of Deposit—30.0%
		Finance - Banking—30.0%
500,000		BNP Paribas SA, 0.220%, 11/22/2013	500,000
500,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	500,000
900,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.210%, 12/27/2013	900,000
900,000	[1]	Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	900,000
500,000	[1]	Deutsche Bank AG, 0.210%, 11/1/2013	500,000
900,000		Mizuho Bank Ltd., 0.210%, 12/17/2013	900,000
450,000		Societe Generale, Paris, 0.200%, 12/31/2013	450,000
900,000		Sumitomo Mitsui Banking Corp., 0.220%, 1/24/2014	900,000
		TOTAL CERTIFICATES OF DEPOSIT	5,550,000
		Collateralized Loan Agreements—7.6%
		Finance - Banking—7.6%
500,000		Citigroup Global Markets, Inc., 0.568%, 11/1/2013	500,000
900,000		Wells Fargo Securities, LLC, 0.406%, 12/30/2013	900,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,400,000
		Commercial Paper—27.6%[2]
		Finance - Banking—17.3%
500,000	[3,4]	LMA-Americas LLC, 0.230%, 1/3/2014	499,799
900,000	[3,4]	Nationwide Building Society, 0.225%, 12/20/2013	899,724
400,000	[3,4]	Northern Pines Funding LLC, 0.210%, 12/17/2013	399,892
900,000		Standard Chartered Bank PLC, 0.230%, 11/4/2013	899,983
500,000	[3,4]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	500,075
		TOTAL	3,199,473
		Finance - Commercial—2.7%
500,000	[3,4]	Atlantic Asset Securitization LLC, 0.250%, 1/10/2014	499,757
		Finance - Retail—7.6%
500,000	[3,4]	Barton Capital LLC, 0.210%, 11/14/2013	499,962
900,000	[3,4]	Chariot Funding LLC, 0.301%, 4/3/2014 - 6/2/2014	898,653
		TOTAL	1,398,615
		TOTAL COMMERCIAL PAPER	5,097,845
		Corporate Bond—1.4%
		Finance - Commercial—1.4%
254,000	[1]	General Electric Capital Corp., 0.873%, 1/7/2014	254,651
		Notes - Variable—9.0%[1]
		Finance - Banking—5.4%
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.130%, 11/7/2013	1,000,000
		Finance - Commercial—3.6%
665,000		General Electric Capital Corp., 0.372%, 12/17/2013	665,027
		TOTAL NOTES—VARIABLE	1,665,027
		Repurchase Agreements—19.4%
2,574,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	2,574,000
1

Principal Amount		Value
	Repurchase Agreements—continued
$1,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,001,389 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $510,001,417.	$1,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	3,574,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	18,441,523
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	27,277
	TOTAL NET ASSETS—100%	$18,468,800
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $4,197,862, which represented 22.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $4,197,862, which represented 22.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LOC	—Letter of Credit
2
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Alabama—5.2%
$3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.130%, 11/7/2013	$3,215,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.130%, 11/7/2013	3,470,000
7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.130%, 11/7/2013	7,325,000
8,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.130%, 11/7/2013	8,400,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.130%, 11/7/2013	8,440,000
1,825,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/7/2013	1,825,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.260%, 11/7/2013	10,000,000
6,660,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.130%, 11/7/2013	6,660,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.120%, 11/1/2013	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.120%, 11/7/2013	15,000,000
17,675,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.150%, 11/7/2013	17,675,000
10,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.180%, 11/7/2013	10,000,000
23,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	23,200,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 11/7/2013	6,000,000
650,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.270%, 11/7/2013	650,000
		TOTAL	146,860,000
		Alaska—0.4%
12,640,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.13% TOBs (JPMorgan Chase & Co. LIQ), Mandatory Tender 1/30/2014	12,640,000
		Arkansas—0.3%
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/7/2013	7,100,000
		California—4.9%
3,000,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.130%, 11/7/2013	3,000,000
2,485,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.130%, 11/7/2013	2,485,000
8,615,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 0.830%, 11/7/2013	8,615,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.120%, 11/7/2013	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/7/2013	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.160%, 11/7/2013	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.120%, 11/7/2013	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.180%, 11/7/2013	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.120%, 11/7/2013	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.140%, 11/7/2013	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.120%, 11/7/2013	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.120%, 11/7/2013	2,000,000
7,310,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/6/2013	7,310,000
1,840,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 11/6/2013	1,840,000
2,355,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.160%, 11/6/2013	2,355,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.160%, 11/6/2013	2,805,000
2,570,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.240%, 11/6/2013	2,570,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.150%, 11/6/2013	$2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.150%, 11/6/2013	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.160%, 11/6/2013	3,030,000
6,480,000		California PCFA, (Series 2012A) Weekly VRDNs (Zero Waste Energy Development Company LLC)/(Comerica Bank LOC), 0.160%, 11/6/2013	6,480,000
30,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	30,339,722
2,500,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.500%, 11/7/2013	2,500,000
3,605,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.200%, 11/7/2013	3,605,000
3,600,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 11/7/2013	3,600,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.160%, 11/7/2013	15,000,000
		TOTAL	137,729,722
		Colorado—3.2%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.180%, 11/7/2013	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.160%, 11/7/2013	2,300,000
3,440,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 11/7/2013	3,440,000
25,100,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds Bank PLC, London LOC), 0.130%, 11/6/2013	25,100,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.110%, 11/7/2013	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/7/2013	14,900,000
27,395,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 12/19/2013	27,395,000
		TOTAL	89,135,000
		Connecticut—2.7%
500,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.100%, 11/6/2013	500,000
1,000,000		Connecticut Development Authority, (Series 1999), 0.32% CP (New England Power Co.), Mandatory Tender 11/5/2013	1,000,000
295,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 11/7/2013	295,000
45,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.110%, 11/7/2013	45,000,000
1,000,000		Connecticut State HFA, (Series 2012D-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.110%, 11/7/2013	1,000,000
15,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	15,106,607
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,052,615
3,000,000		Putnam, CT, 1.00% BANs, 11/27/2013	3,000,743
4,000,000		Salem, CT, 1.00% BANs, 7/8/2014	4,013,572
		TOTAL	76,968,537
		District of Columbia—0.3%
3,500,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Population Services International)/(SunTrust Bank LOC), 0.270%, 11/6/2013	3,500,000
3,715,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.140%, 11/7/2013	3,715,000
		TOTAL	7,215,000
		Florida—6.0%
1,950,000		Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach Apartments)/(Citibank NA, New York LOC), 0.120%, 11/6/2013	1,950,000
1,065,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	1,065,000
935,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	935,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$2,900,000		Collier County, FL HFA, (Series 2001A) Weekly VRDNs (Brittany Bay Apartments)/(FNMA LOC), 0.110%, 11/6/2013	$2,900,000
4,800,000		Florida Housing Finance Corp., (2003 Series E-1) Weekly VRDNs (St. Andrews Pointe Apartments)/(FNMA LOC), 0.100%, 11/7/2013	4,800,000
1,775,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.110%, 11/6/2013	1,775,000
4,211,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	4,211,000
4,210,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.140%, 11/6/2013	4,210,000
10,295,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 11/14/2013	10,295,000
22,294,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.210%, 11/7/2013	22,294,000
9,695,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.240%, 11/6/2013	9,695,000
65,410,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.090%, 11/1/2013	65,410,000
25,135,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.120%, 11/1/2013	25,135,000
3,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.150%, 11/7/2013	3,730,000
9,040,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	9,040,000
		TOTAL	167,445,000
		Georgia—7.3%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.130%, 11/7/2013	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.260%, 11/7/2013	5,400,000
11,410,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.100%, 11/1/2013	11,410,000
20,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.110%, 11/1/2013	20,500,000
7,600,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.090%, 11/1/2013	7,600,000
8,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.130%, 11/7/2013	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.130%, 11/7/2013	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/7/2013	18,000,000
17,730,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.23% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	17,730,000
8,100,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.160%, 11/7/2013	8,100,000
2,250,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/7/2013	2,250,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.110%, 11/1/2013	3,800,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.130%, 11/7/2013	10,600,000
12,000,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.100%, 11/1/2013	12,000,000
9,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.100%, 11/1/2013	9,040,000
14,415,000		Putnam County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.100%, 11/1/2013	14,415,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.200%, 11/6/2013	10,750,000
6,400,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.250%, 11/6/2013	6,400,000
12,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 11/7/2013	12,000,000
		TOTAL	203,745,000
		Idaho—0.4%
1,405,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.120%, 11/7/2013	1,405,000
11,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 11/6/2013	11,000,000
		TOTAL	12,405,000
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—1.3%
$735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.340%, 11/7/2013	$735,000
3,655,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 11/7/2013	3,655,000
1,120,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.180%, 11/7/2013	1,120,000
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.120%, 11/6/2013	4,900,000
1,275,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 11/7/2013	1,275,000
1,730,000		Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/6/2013	1,730,000
3,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.340%, 11/7/2013	3,000,000
4,005,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.180%, 11/7/2013	4,005,000
11,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	11,256,404
3,280,000		Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/7/2013	3,280,000
410,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/7/2013	410,000
		TOTAL	35,366,404
		Indiana—2.2%
10,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2013	10,026,201
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.130%, 11/7/2013	7,250,000
145,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/7/2013	145,000
2,000,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	2,000,000
1,770,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.140%, 11/7/2013	1,770,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.180%, 11/7/2013	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/7/2013	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.120%, 11/7/2013	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 11/7/2013	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 11/7/2013	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 11/7/2013	10,000,000
1,560,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.200%, 11/6/2013	1,560,000
300,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/7/2013	300,000
		TOTAL	62,451,201
		Iowa—0.8%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.330%, 11/7/2013	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 11/7/2013	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/7/2013	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 11/7/2013	6,000,000
		TOTAL	23,770,000
		Kansas—0.3%
5,456,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	5,456,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kansas—continued
$3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/7/2013	$3,430,000
		TOTAL	8,886,000
		Kentucky—0.8%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.120%, 11/7/2013	5,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 11/7/2013	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 11/7/2013	10,000,000
		TOTAL	21,240,000
		Louisiana—1.1%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/6/2013	4,900,000
2,485,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	2,485,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 11/7/2013	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.130%, 11/7/2013	4,630,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 11/6/2013	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 11/6/2013	6,000,000
		TOTAL	30,015,000
		Maine—1.5%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/7/2013	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/7/2013	15,550,000
		TOTAL	40,965,000
		Maryland—1.4%
29,900,000		Baltimore County, MD Metropolitan District, (Series 2013), 1.50% BANs (Baltimore County, MD), 2/24/2014	30,019,790
220,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 11/6/2013	220,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 11/7/2013	4,240,000
345,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 11/1/2013	345,000
1,490,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.250%, 11/1/2013	1,490,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 11/1/2013	959,000
1,800,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/7/2013	1,800,000
		TOTAL	39,073,790
		Massachusetts—1.8%
15,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2014	15,055,974
4,500,000		Holyoke, MA, 1.25% BANs, 11/14/2013	4,501,507
6,300,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.080%, 11/7/2013	6,300,000
8,025,000		Massachusetts IFA, (Series 1992B), 0.30% CP (New England Power Co.), Mandatory Tender 12/4/2013	8,025,000
10,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	10,042,000
2,717,000		Nahant, MA, 1.00% BANs, 7/18/2014	2,728,510
3,938,554		Pittsfield, MA, (Series B), 1.00% BANs, 6/27/2014	3,956,194
		TOTAL	50,609,185
		Michigan—2.5%
8,125,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	8,125,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.230%, 11/7/2013	5,500,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$1,490,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	$1,490,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.210%, 11/6/2013	4,800,000
3,960,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.180%, 11/7/2013	3,960,000
2,550,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.230%, 11/7/2013	2,550,000
1,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 11/1/2013	1,000,000
2,795,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 11/1/2013	2,795,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 11/7/2013	6,945,000
34,460,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/7/2013	34,460,000
		TOTAL	71,625,000
		Minnesota—0.5%
440,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/7/2013	440,000
1,200,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/7/2013	1,200,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.110%, 11/7/2013	1,700,000
1,240,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.230%, 11/7/2013	1,240,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.110%, 11/7/2013	4,965,000
5,535,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.160%, 11/1/2013	5,535,000
425,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	425,000
		TOTAL	15,505,000
		Mississippi—1.6%
3,870,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	3,870,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/7/2013	9,570,000
6,700,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.130%, 11/7/2013	6,700,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/7/2013	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/7/2013	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.130%, 11/7/2013	6,075,000
		TOTAL	45,215,000
		Missouri—0.0%
170,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.300%, 11/7/2013	170,000
		Montana—0.1%
3,170,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.190%, 11/7/2013	3,170,000
		Multi-State—16.5%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, 2746 (Series W-7), Weekly VRDPs, (GTD by Bank of America N.A.), 0.290%, 11/7/2013	25,000,000
3,100,500	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	3,100,500
23,733,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	23,733,000
1,065,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	1,065,000
7,870,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	7,870,000
9,256,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 11/7/2013	9,256,000
56,075,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.130%, 11/7/2013	56,075,000
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$10,060,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.120%, 11/7/2013	$10,060,000
18,047,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 11/7/2013	18,047,000
23,897,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.120%, 11/7/2013	23,897,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.180%, 11/7/2013	85,300,000
24,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.170%, 11/7/2013	24,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.190%, 11/7/2013	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.180%, 11/7/2013	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.220%, 11/7/2013	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.180%, 11/7/2013	30,000,000
		TOTAL	463,703,500
		Nebraska—0.1%
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 11/7/2013	2,000,000
		Nevada—0.1%
4,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	4,043,626
		New Hampshire—0.2%
5,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.35% CP (New England Power Co.), Mandatory Tender 11/25/2013	5,000,000
		New Jersey—6.5%
6,848,880		Evesham Township, NJ, 1.00% BANs, 10/17/2014	6,868,439
20,764,627		Glassboro Borough, NJ, (Series 2013A), 1.00% BANs, 1/17/2014	20,784,218
7,000,000		Gloucester Township, NJ, (Series 2013A), 1.00% BANs, 6/2/2014	7,021,136
5,000,000		Middletown Township, NJ, 1.25% BANs, 9/16/2014	5,025,152
4,969,300		Morris Plains, NJ, 1.00% BANs, 7/18/2014	4,983,299
5,517,000		Neptune Township, NJ, 1.00% BANs, 1/13/2014	5,520,268
5,915,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.370%, 11/6/2013	5,915,000
70,000,000		New Jersey State, (Series 2014) VRNs, 0.368%, 11/1/2013	70,002,072
25,000,000		New Jersey State, (Series 2014B) VRNs, 0.368%, 11/1/2013	25,000,610
14,000,000		Ocean City, NJ, 1.00% BANs, 6/20/2014	14,050,198
11,000,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	11,016,372
5,326,000		Saddle River, NJ, 1.00% BANs, 3/28/2014	5,338,806
		TOTAL	181,525,570
		New Mexico—0.3%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.180%, 11/7/2013	3,200,000
1,125,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.370%, 11/6/2013	1,125,000
		TOTAL	7,825,000
		New York—7.1%
14,000,000		Auburn, NY, 1.00% BANs, 5/30/2014	14,048,219
14,000,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	14,048,583
3,900,000		East Quogue, NY Union Free School District, 1.00% TANs, 6/27/2014	3,914,684
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.110%, 11/7/2013	5,590,000
5,000,000		Metropolitan Transportation Authority, NY VRNs, 0.319%, 11/1/2013	5,000,000
4,530,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.280%, 11/7/2013	4,530,000
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.120%, 11/6/2013	$5,560,000
5,500,000		New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.120%, 11/6/2013	5,500,000
6,940,000		New York City Housing Development Corp., Capital Fund Grant Program (Series B1), 2.00% Bonds, 7/1/2014	7,020,603
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.090%, 11/1/2013	25,000,000
10,960,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	10,960,000
34,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.110%, 11/1/2013	34,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.100%, 11/7/2013	1,700,000
8,500,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/7/2013	8,500,000
5,000,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 11/1/2013	5,000,000
29,320,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/1/2013	29,320,000
4,940,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.230%, 11/7/2013	4,940,000
2,905,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens, N.A. LOC), 0.160%, 11/6/2013	2,905,000
10,000,000		West Islip, NY Unified Free School District, 1.00% TANs, 6/30/2014	10,036,893
		TOTAL	197,953,982
		North Carolina—1.9%
6,700,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.160%, 11/7/2013	6,700,000
7,500,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.070%, 11/6/2013	7,500,000
7,200,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 11/6/2013	7,200,000
10,900,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 11/6/2013	10,900,000
2,875,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.140%, 11/6/2013	2,875,000
2,910,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 11/7/2013	2,910,000
5,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.090%, 11/7/2013	5,000,000
10,120,000	[3,4]	North Carolina Medical Care Commission, Stage Trust (Series 2012-92C), 0.37% TOBs (Wake Forest Baptist Obligated Group)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	10,120,000
		TOTAL	53,205,000
		North Dakota—1.1%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 11/6/2013	30,000,000
220,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.170%, 11/7/2013	220,000
		TOTAL	30,220,000
		Oklahoma—0.5%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/7/2013	8,000,000
6,642,144	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	6,642,144
		TOTAL	14,642,144
		Oregon—1.2%
7,000,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.090%, 11/7/2013	7,000,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/7/2013	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/7/2013	10,000,000
6,870,000		Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.110%, 11/6/2013	6,870,000
		TOTAL	33,870,000
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—0.0%
$115,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, LP)/(FHLB of Pittsburgh LOC), 0.100%, 11/7/2013	$115,000
		South Carolina—1.1%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.370%, 11/6/2013	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.330%, 11/6/2013	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/7/2013	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/7/2013	6,225,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.130%, 11/7/2013	6,935,000
		TOTAL	30,160,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/7/2013	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.140%, 11/7/2013	3,000,000
		TOTAL	11,410,000
		Tennessee—3.1%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.140%, 11/6/2013	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/7/2013	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	7,500,000
15,000,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	15,173,525
19,825,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN HEFA, Stage Trust (Series 2012-98C), 0.37% TOBs (Vanderbilt University)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	19,825,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.140%, 11/6/2013	33,890,000
1,955,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 11/7/2013	1,955,000
		TOTAL	86,843,525
		Texas—7.2%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.110%, 11/1/2013	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 11/7/2013	14,500,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 11/7/2013	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 11/7/2013	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.140%, 11/7/2013	3,000,000
12,170,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/1/2013	12,170,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/7/2013	14,370,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.370%, 11/6/2013	4,000,000
100,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	101,476,685
7,150,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.23% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	7,150,000
		TOTAL	201,716,685
		Utah—0.0%
1,105,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.230%, 11/7/2013	1,105,000
		Vermont—0.3%
7,200,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.130%, 11/7/2013	7,200,000
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—0.4%
$1,000,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.240%, 11/6/2013	$1,000,000
9,600,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.110%, 11/6/2013	9,600,000
1,540,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	1,540,000
		TOTAL	12,140,000
		Washington—3.4%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/7/2013	2,400,000
1,635,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 11/7/2013	1,635,000
24,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.14% CP (Bank of America N.A. LOC), Mandatory Tender 1/8/2014	24,500,000
14,475,000	[3,4]	University of Washington, Stage Trust (Series 2012-109C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	14,475,000
2,630,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.380%, 11/7/2013	2,630,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.120%, 11/6/2013	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.160%, 11/7/2013	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.160%, 11/7/2013	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.280%, 11/7/2013	10,000,000
4,105,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	4,105,000
2,745,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.110%, 11/7/2013	2,745,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.130%, 11/7/2013	3,590,000
3,100,000		Washington State Housing Finance Commission: MFH, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(FNMA LOC), 0.130%, 11/7/2013	3,100,000
4,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.130%, 11/7/2013	4,560,000
		TOTAL	95,765,000
		Wisconsin—1.0%
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 11/7/2013	4,000,000
2,790,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	2,790,000
4,170,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.180%, 11/7/2013	4,170,000
1,460,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 11/7/2013	1,460,000
14,977,500		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.13% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 11/3/2013	14,977,500
		TOTAL	27,397,500
		Wyoming—0.8%
22,700,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 11/6/2013	22,700,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	2,799,846,371
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	5,898,986
		TOTAL NET ASSETS—100%	$2,805,745,357
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
10

At October 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $702,687,644, which represented 25.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $702,687,644, which represented 25.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
11

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
12
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—1.5%
		Finance - Automotive—0.3%
$45,440,023		Hyundai Auto Receivables Trust 2013-B, Class A1, 0.250%, 7/15/2014	$45,440,023
12,091,064		Santander Drive Auto Receivables Trust 2013-4, Class A1, 0.250%, 7/15/2014	12,091,064
		TOTAL	57,531,087
		Finance - Equipment—0.0%
8,325,853		CNH Equipment Trust 2013-C, Class A1, 0.250%, 9/15/2014	8,325,853
		Finance - Retail—1.2%
225,000,000	[1,2]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 11/15/2013	225,000,000
		TOTAL ASSET-BACKED SECURITIES	290,856,940
		Certificates of Deposit—36.8%
		Finance - Banking—36.8%
550,000,000		BNP Paribas SA, 0.220% - 0.230%, 11/15/2013 - 12/6/2013	550,000,000
350,000,000		Bank of Montreal, 0.246%, 1/16/2014	350,000,000
210,000,000		Bank of Montreal, 0.274%, 12/16/2013	210,000,000
150,000,000		Bank of Montreal, 0.314%, 11/15/2013	150,000,000
144,500,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	144,500,000
750,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.120% - 0.160%, 11/1/2013 - 11/27/2013	750,000,000
75,000,000		Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	75,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	100,000,000
455,000,000		Credit Agricole Corporate and Investment Bank, 0.230% - 0.250%, 11/8/2013 - 1/17/2014	455,000,000
250,000,000		Credit Suisse, Zurich, 0.240%, 2/5/2014	250,000,000
50,000,000	[3]	Deutsche Bank AG, 0.210%, 11/1/2013	50,000,000
353,000,000		Deutsche Bank AG, 0.210%, 12/27/2013	353,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.373%, 11/21/2013	150,000,000
15,000,000		JPMorgan Chase Bank, N.A., 0.380%, 5/15/2014	15,000,000
200,000,000		PNC Bank, N.A., 0.487%, 12/20/2013	200,000,000
105,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	104,899,878
208,000,000		Royal Bank of Canada, Montreal, 0.300%, 11/1/2013	208,000,000
55,000,000		Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	55,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	50,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	50,000,000
325,000,000		Royal Bank of Canada, Montreal, 0.334%, 1/6/2014	325,000,000
342,550,000		Societe Generale, Paris, 0.200% - 0.250%, 11/4/2013 - 12/31/2013	342,550,000
180,000,000		Standard Chartered Bank PLC, 0.220%, 12/9/2013	180,000,000
400,000,000		Standard Chartered Bank PLC, 0.230% - 0.260%, 11/15/2013 - 1/3/2014	400,000,000
800,000,000		Sumitomo Mitsui Banking Corp., 0.160% - 0.170%, 11/1/2013 - 12/2/2013	800,000,000
240,000,000		Toronto Dominion Bank, 0.223%, 11/19/2013	240,000,000
425,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 7/10/2014	425,000,000
50,000,000	[3]	Wells Fargo Bank, N.A., 0.254%, 12/17/2013	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	7,032,949,878
		Collateralized Loan Agreements—10.5%
		Finance - Banking—10.5%
474,000,000		Barclays Capital, Inc., 0.203% - 0.710%, 11/19/2013 - 1/27/2014	474,000,000
575,000,000		Credit Suisse Securities (USA) LLC, 0.193% - 0.659%, 11/1/2013 - 1/21/2014	575,000,000
75,000,000		Deutsche Bank Securities, Inc., 0.466%, 11/1/2013	75,000,000
175,000,000		JPMorgan Securities LLC, 0.324% - 0.355%, 12/16/2013 - 1/2/2014	175,000,000
200,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253% - 0.264%, 11/1/2013 - 11/27/2013	200,000,000
1

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$140,000,000		RBC Capital Markets, LLC, 0.253%, 11/13/2013	$140,000,000
360,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 11/12/2013 - 1/21/2014	360,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,999,000,000
		Commercial Paper—31.0%[4]
		Chemicals—0.5%
104,500,000	[1,2]	BASF SE, 0.291%, 2/27/2014 - 3/10/2014	104,394,907
		Electric Power—0.3%
50,000,000	[1,2]	Electricite de France SA, 0.210%, 12/4/2013	49,990,375
		Finance - Automotive—0.1%
22,000,000		FCAR Owner Trust, (A1/P1 Series), 0.260%, 12/16/2013	21,992,850
		Finance - Banking—20.3%
158,000,000	[1,2]	ANZ New Zealand National (Int'l) Ltd., 0.214%, 11/13/2013	158,000,000
215,000,000		Australia & New Zealand Banking Group, Melbourne, 0.401%, 11/4/2013	215,000,000
80,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 6/12/2014	79,836,467
54,750,000	[1,2]	Commonwealth Bank of Australia, 0.218%, 11/3/2013	54,744,740
200,000,000	[1,2]	Commonwealth Bank of Australia, 0.250%, 4/15/2014	199,770,833
658,200,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 11/12/2013 - 12/12/2013	658,101,853
75,000,000	[1,2]	JPMorgan Securities LLC, 0.300%, 4/23/2014	74,891,875
120,000,000	[1,2]	LMA-Americas LLC, 0.230% - 0.240%, 12/19/2013 - 1/7/2014	119,954,036
800,000,000		NRW.Bank, 0.080%, 11/6/2013 - 11/7/2013	799,990,444
406,040,000	[1,2]	Nationwide Building Society, 0.200% - 0.210%, 1/2/2014 - 2/4/2014	405,876,565
300,000,000	[1,2]	Nordea Bank AB, 0.195%, 12/20/2013	299,920,375
75,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 12/17/2013 - 12/18/2013	74,979,583
200,000,000		PNC Bank, N.A., 0.250%, 3/17/2014	200,000,000
389,100,000		Standard Chartered Bank PLC, 0.200% - 0.230%, 11/4/2013 - 1/14/2014	389,053,348
154,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	154,523,113
		TOTAL	3,884,643,232
		Finance - Commercial—1.9%
167,500,000	[1,2]	Atlantic Asset Securitization LLC, 0.250%, 1/10/2014	167,418,576
200,000,000		General Electric Capital Corp., 0.240%, 1/7/2014	199,910,667
		TOTAL	367,329,243
		Finance - Retail—3.1%
308,500,000	[1,2]	Chariot Funding LLC, 0.230% - 0.301%, 1/8/2014 - 7/24/2014	308,155,627
279,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.321%, 12/16/2013 - 6/6/2014	278,735,997
		TOTAL	586,891,624
		Sovereign—4.8%
561,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%, 12/4/2013 - 4/17/2014	560,649,202
350,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.250%, 1/19/2014 - 4/14/2014	349,742,965
		TOTAL	910,392,167
		TOTAL COMMERCIAL PAPER	5,925,634,398
		Corporate Bonds—0.4%
		Finance - Banking—0.1%
15,450,000		National Australia Bank Ltd., Melbourne, 1.700%, 12/10/2013	15,473,781
		Finance - Commercial—0.2%
6,500,000	[3]	General Electric Capital Corp., 0.938%, 1/24/2014	6,521,852
2,500,000		General Electric Capital Corp., 3.750%, 11/14/2014	2,586,272
20,840,000		General Electric Capital Corp., 5.900%, 5/13/2014	21,452,970
		TOTAL	30,561,094
2

Principal Amount		Value
	Corporate Bonds—continued
	Oil & Oil Finance—0.1%
$23,537,000	Shell International Finance B.V., 4.000%, 3/21/2014	$23,860,638
	TOTAL CORPORATE BONDS	69,895,513
	Notes - Variable—7.6%[3]
	Finance - Automotive—2.4%
10,000,000	Gibson County, IN, (Series 2001), (GTD by Toyota Motor Credit Corp.), 0.080%, 11/6/2013	10,000,000
175,000,000	Toyota Motor Credit Corp., 0.243%, 1/8/2014	175,000,000
266,000,000	Toyota Motor Credit Corp., 0.244%, 1/14/2014	266,000,000
	TOTAL	451,000,000
	Finance - Banking—4.6%
2,000,000	Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	2,000,000
4,085,000	Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.350%, 11/7/2013	4,085,000
8,775,000	BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	8,775,000
27,000,000	Big Bear Lake, CA IDRB, (Series 1993A), (Wells Fargo Bank, N.A. LOC), 0.090%, 11/6/2013	27,000,000
39,090,000	Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.090%, 11/6/2013	39,090,000
5,955,000	Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	5,955,000
9,005,000	Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.170%, 11/7/2013	9,005,000
409,000	Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/7/2013	409,000
6,200,000	Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/6/2013	6,200,000
65,395,000	Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	65,395,000
15,920,000	Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.190%, 11/7/2013	15,920,000
2,500,000	Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	2,500,000
4,450,000	Freeport, IL, (U.S. Bank, N.A. LOC), 0.170%, 11/7/2013	4,450,000
5,095,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	5,095,000
7,565,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	7,565,000
19,945,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	19,945,000
48,000,000	Houston, TX Combined Utility System, (Series 2004B-5), (Wells Fargo Bank, N.A. LOC), 0.070%, 11/7/2013	48,000,000
9,915,000	J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.170%, 11/7/2013	9,915,000
2,770,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.160%, 11/6/2013	2,770,000
20,000,000	Kentucky Housing Corp., (2005 Series L), 0.090%, 11/6/2013	20,000,000
3,071,000	Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	3,071,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.120%, 11/7/2013	200,000
20,400,000	Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	20,400,000
15,000,000	Maine State Housing Authority, (Series 2004 C-3), 0.080%, 11/7/2013	15,000,000
11,125,000	Maine State Housing Authority, (Series 2005 C), 0.080%, 11/7/2013	11,125,000
26,985,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.130%, 11/7/2013	26,985,000
25,000,000	Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.140%, 11/7/2013	25,000,000
2,100,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.190%, 11/7/2013	2,100,000
10,806,000	New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.120%, 11/7/2013	10,806,000
2,565,000	New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.230%, 11/6/2013	2,565,000
61,035,000	New York State HFA, (2009 Series B), (Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2013	61,035,000
69,575,000	New York State HFA, (Series 2009A: 320 West 38th Street), (Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2013	69,575,000
26,670,000	Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	26,670,000
5,400,000	PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	5,400,000
50,000,000	Philadelphia, PA School District, (Series F of 2010), (Barclays Bank PLC LOC), 0.080%, 11/7/2013	50,000,000
10,865,000	Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (U.S. Bank, N.A. LOC), 0.180%, 11/7/2013	10,865,000
18,965,000	Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	18,965,000
3,095,000	San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/6/2013	3,095,000
3

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$8,860,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.190%, 11/7/2013	$8,860,000
50,000,000		State Street Bank and Trust Co., 0.322%, 12/18/2013	50,000,000
12,605,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	12,605,000
39,010,000		Toronto Dominion Bank, 0.544%, 1/14/2014	39,094,306
1,310,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.230%, 11/1/2013	1,310,000
490,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.490%, 11/7/2013	490,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.130%, 11/6/2013	15,930,000
385,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.160%, 11/1/2013	385,000
50,000,000		Wells Fargo Bank, N.A., 0.342%, 12/20/2013	50,000,000
13,000,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	13,000,000
11,510,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.170%, 11/7/2013	11,510,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.220%, 11/6/2013	2,280,000
		TOTAL	872,395,306
		Finance - Commercial—0.5%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.258%, 11/4/2013	49,998,737
2,750,000		General Electric Capital Corp., 0.372%, 12/17/2013	2,750,124
500,000		General Electric Capital Corp., 0.392%, 12/20/2013	500,075
1,800,000		General Electric Capital Corp., 0.392%, 12/20/2013	1,800,894
21,300,000		General Electric Capital Corp., 0.392%, 12/20/2013	21,319,849
3,225,000		General Electric Capital Corp., 0.392%, 12/20/2013	3,225,827
3,800,000		General Electric Capital Corp., 0.890%, 12/2/2013	3,814,177
11,420,000		General Electric Capital Corp., 1.082%, 12/20/2013	11,432,867
6,800,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.230%, 11/7/2013	6,800,000
		TOTAL	101,642,550
		Government Agency—0.1%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.130%, 11/6/2013	500,000
715,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.120%, 11/7/2013	715,000
915,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 11/7/2013	915,000
22,000,000		Sunroad Centrum Apartments 23, LP, (Series 2012-A) Centrum Apartments Project, (FHLB of San Francisco LOC), 0.160%, 11/7/2013	22,000,000
430,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.130%, 11/7/2013	430,000
		TOTAL	24,560,000
		Insurance—0.0%
5,185,000		New Castle County, DE, Revenue Bonds, (Berkshire Hathaway, Inc. LOC), 0.080%, 11/7/2013	5,185,000
		TOTAL NOTES—VARIABLE	1,454,782,856
		U.S. Treasury—0.6%
		Treasury Security—0.6%
125,000,000	[4]	United States Treasury Bills, 0.240%, 11/14/2013	124,992,326
		Repurchase Agreements—11.6%
202,000,000		Interest in $212,000,000 joint repurchase agreement 0.11%, dated 10/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $212,000,648 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2042 and the market value of those underlying securities was $216,240,661.	202,000,000
1,250,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.11%, dated 10/31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,500,004,583 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and U.S. Treasury Securities with various maturities to 5/1/2043 and the market value of those underlying securities was $1,530,004,676.	1,250,000,000
281,139,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	281,139,000
4

Principal Amount		Value
	Repurchase Agreements—continued
$390,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $500,001,389 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 12/1/2042 and the market value of those underlying securities was $510,001,417.	$390,000,000
90,000,000	Interest in $100,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $100,000,278 on 11/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $102,003,001.	90,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	2,213,139,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	19,111,250,911
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	2,670,010
	TOTAL NET ASSETS—100%	$19,113,920,921
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $3,723,383,973, which represented 19.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $3,723,383,973, which represented 19.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
5

The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
6
Federated Prime Management Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.8%
		Finance - Equipment—0.8%
$8,213,277		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	$8,213,277
7,079,865	[1,2]	MMAF Equipment Finance LLC (Series 2013-A), Class A1, 0.280%, 9/5/2014	7,079,865
		TOTAL ASSET-BACKED SECURITIES	15,293,142
		Bank Note—4.5%
		Finance - Banking—4.5%
89,000,000		Bank of America N.A., 0.260% - 0.270%, 11/14/2013 - 12/11/2013	89,000,000
		Certificates of Deposit—30.3%
		Finance - Banking—30.3%
40,000,000		BNP Paribas SA, 0.230%, 12/4/2013	40,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000
64,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.210% - 0.220%, 12/27/2013	64,000,000
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	15,000,000
30,000,000		Citibank NA, New York, 0.260%, 11/18/2013	30,000,000
42,900,000		Credit Agricole Corporate and Investment Bank, 0.280%, 11/1/2013	42,900,000
5,000,000		Credit Suisse, Zurich, 0.240%, 1/17/2014	5,000,000
26,000,000		Fifth Third Bank, Cincinnati, 0.300%, 12/30/2013 - 1/6/2014	26,000,000
44,000,000		JPMorgan Chase Bank, N.A., 0.320% - 0.420%, 6/2/2014 - 7/30/2014	44,000,000
25,000,000		Mizuho Bank Ltd., 0.220%, 1/15/2014	25,000,000
25,000,000		Natixis, 0.250% - 0.290%, 11/1/2013 - 11/22/2013	25,000,000
15,000,000	[3]	PNC Bank, N.A., 0.487%, 12/20/2013	15,000,000
6,000,000		RBS Citizens, N.A., 0.200%, 11/15/2013	6,000,000
24,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	23,977,115
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.280%, 11/1/2013	10,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	10,000,000
65,000,000		Standard Chartered Bank PLC, 0.220%, 12/9/2013 - 2/6/2014	65,000,000
94,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.240%, 11/1/2013 - 2/11/2014	94,000,000
30,000,000		Toronto Dominion Bank, 0.240%, 3/4/2014	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	595,877,115
		Collateralized Loan Agreements—17.0%
		Finance - Banking—17.0%
69,000,000		Citigroup Global Markets, Inc., 0.568% - 0.781%, 11/1/2013 - 12/13/2013	69,000,000
55,000,000		Credit Suisse Securities (USA) LLC, 0.193% - 0.659%, 11/1/2013 - 1/17/2014	55,000,000
28,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.243% - 0.264%, 11/21/2013 - 11/29/2013	28,000,000
69,000,000		Mizuho Securities USA, Inc., 0.456% - 1.156%, 11/8/2013 - 1/16/2014	69,000,000
75,000,000		Pershing LLC, 0.365%, 11/1/2013	75,000,000
38,000,000		RBS Securities, Inc., 0.446% - 0.872%, 11/4/2013 - 2/20/2014	38,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	334,000,000
		Commercial Paper—27.8%[4]
		Finance - Banking—14.4%
25,000,000	[1,2,3]	ANZ New Zealand National (Int'l) Ltd., 0.214%, 11/13/2013	25,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (Guaranteed by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,987,304
40,000,000		ICICI Bank Ltd., Bahrain (Series A), (Wells Fargo Bank, N.A. LOC), 0.200%, 12/17/2013	39,989,778
10,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.260%, 12/6/2013	9,997,472
10,700,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	10,693,574
15,000,000	[1,2]	LMA-Americas LLC, 0.260%, 1/15/2014	14,991,875
24,000,000	[1,2]	Matchpoint Master Trust, 0.220%, 12/16/2013	23,993,400
1

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Banking—continued
$5,000,000	[1,2]	Mizuho Funding LLC, 0.215%, 11/1/2013	$5,000,000
19,000,000	[1,2]	Nationwide Building Society, 0.210%, 1/6/2014	18,992,685
40,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 12/17/2013	39,989,267
45,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 0.215%, 1/31/2014	44,975,544
30,000,000		Standard Chartered Bank PLC, 0.220%, 2/20/2014	29,979,650
15,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	15,002,244
		TOTAL	283,592,793
		Finance - Commercial—4.2%
25,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250%, 1/10/2014	24,987,847
58,200,000	[1,2]	Versailles Commercial Paper LLC, 0.240% - 1.000%, 11/18/2013 - 1/31/2014	58,184,255
		TOTAL	83,172,102
		Finance - Retail—8.4%
5,000,000	[1,2]	Barton Capital LLC, 0.210%, 11/14/2013	4,999,621
40,000,000	[1,2]	Chariot Funding LLC, 0.300% - 0.301%, 2/27/2014 - 3/14/2014	39,958,791
69,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 12/16/2013 - 7/1/2014	68,900,598
50,000,000	[1,2]	Sheffield Receivables Corp., 0.220%, 1/16/2014	49,976,778
		TOTAL	163,835,788
		Sovereign—0.8%
15,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%, 12/13/2013	14,995,625
		TOTAL COMMERCIAL PAPER	545,596,308
		Corporate Bond—1.3%
		Finance - Commercial—1.3%
26,000,000		General Electric Capital Corp., 2.100%, 1/7/2014	26,085,449
		Corporate Note—1.3%
		Finance - Banking—1.3%
25,000,000		PNC Bank, N.A., 0.260%, 5/5/2014	25,000,000
		Loan Participation—2.5%
		Chemicals—2.5%
50,000,000		DuPont Teijin Films U.S. L.P., (Guaranteed by DuPont (E.I.) de Nemours & Co.), 0.400%, 11/27/2013	50,000,000
		Notes - Variable—10.2%[3]
		Finance - Automotive—1.5%
30,000,000		Toyota Motor Credit Corp., 0.244%, 1/14/2014	30,000,000
		Finance - Banking—6.1%
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Shares (Series T0018), 0.150%, 11/1/2013	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.150%, 11/1/2013	25,000,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T Highlands), (Mizuho Bank Ltd. LOC), 0.240%, 11/7/2013	1,500,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.190%, 11/1/2013	15,000,000
7,500,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	7,500,000
3,225,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	3,225,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens, N.A. LOC), 0.150%, 11/6/2013	15,545,000
2,010,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	2,010,000
1,225,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	1,225,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.080%, 11/6/2013	25,000,000
		TOTAL	120,355,000
		Municipal—2.6%
50,000,000		New Jersey State, (Series 2014B), 0.368%, 11/1/2013	50,001,219
		TOTAL NOTES—VARIABLE	200,356,219
2

Principal Amount		Value
	Repurchase Agreements—6.6%
$28,925,000	Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	$28,925,000
100,000,000	Repurchase agreement 0.11%, dated 10/31/2013 under which Pershing LLC will repurchase securities provided as collateral for $100,000,306 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2063 and the market value of those underlying securities was $102,310,811.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	128,925,000
	TOTAL INVESTMENTS—102.3% (AT AMORTIZED COST)[5]	2,010,133,233
	OTHER ASSETS AND LIABILITIES - NET—(2.3)%[6]	(45,047,835)
	TOTAL NET ASSETS—100%	$1,965,085,398
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $481,390,155, which represented 24.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $481,390,155, which represented 24.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
3
Federated Prime Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.7%
		Finance - Automotive—0.5%
$141,861,374		Fifth Third Auto Trust 2013-1, Class A1, 0.250%, 9/15/2014	$141,861,374
36,643,602	[1,2]	Hyundai Auto Lease Securitization Trust 2013-B, Class A1, 0.250%, 8/15/2014	36,643,602
13,632,007		Hyundai Auto Receivables Trust 2013-B, Class A1, 0.250%, 7/15/2014	13,632,007
		TOTAL	192,136,983
		Finance - Equipment—0.2%
47,631,367		CNH Equipment Trust 2013-A, Class A1, 0.230%, 3/15/2014	47,631,367
47,873,656		CNH Equipment Trust 2013-C, Class A1, 0.250%, 9/15/2014	47,873,656
		TOTAL	95,505,023
		TOTAL ASSET-BACKED SECURITIES	287,642,006
		Certificates of Deposit—39.7%
		Finance - Banking—39.7%
720,000,000		BNP Paribas SA, 0.230%, 11/5/2013 - 12/4/2013	720,000,000
200,000,000	[3]	Bank of Montreal, 0.244%, 11/18/2013	200,000,000
125,000,000	[3]	Bank of Montreal, 0.246%, 1/16/2014	125,000,000
560,000,000	[3]	Bank of Montreal, 0.274%, 12/16/2013	560,000,000
200,000,000	[3]	Bank of Montreal, 0.294%, 11/4/2013	200,000,000
285,000,000	[3]	Bank of Montreal, 0.314%, 11/15/2013	285,000,000
100,000,000	[3]	Bank of Montreal, 0.418%, 1/24/2014	100,138,706
150,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	150,000,000
1,700,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.160%, 11/27/2013	1,700,000,000
150,000,000	[3]	Canadian Imperial Bank of Commerce, 0.254%, 12/13/2013	150,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	300,000,000
877,100,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.280%, 11/1/2013 - 2/5/2014	877,100,000
715,000,000		Credit Suisse, Zurich, 0.200% - 0.240%, 12/30/2013 - 1/17/2014	715,000,000
150,000,000		Credit Suisse, Zurich, 0.240%, 2/5/2014	150,000,000
30,000,000		DNB Bank ASA, 0.200%, 11/14/2013	30,000,162
300,000,000		Deutsche Bank AG, 0.200%, 1/30/2014	300,000,000
499,500,000	[3]	Deutsche Bank AG, 0.210%, 11/1/2013	499,500,000
725,000,000		JPMorgan Chase Bank, N.A., 0.320% - 0.380%, 5/15/2014 - 6/2/2014	725,000,000
453,000,000	[3]	JPMorgan Chase Bank, N.A., 0.373%, 11/21/2013	453,000,000
1,200,000,000		Mizuho Bank Ltd., 0.160% - 0.170%, 11/8/2013 - 11/25/2013	1,200,000,000
320,000,000	[3]	PNC Bank, N.A., 0.487%, 12/20/2013	320,000,000
365,000,000		Rabobank Nederland NV, Utrecht, 0.230%, 4/25/2014	365,000,000
418,000,000	[3]	Royal Bank of Canada, Montreal, 0.280%, 11/1/2013	418,000,000
205,700,000	[3]	Royal Bank of Canada, Montreal, 0.280%, 11/1/2013	205,700,000
200,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 11/1/2013	200,000,000
73,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 11/1/2013	73,000,000
200,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	200,000,000
130,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	130,000,000
65,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	65,000,000
105,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 11/1/2013	105,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.334%, 1/6/2014	25,000,000
30,000,000		Societe Generale, Paris, 0.230% - 0.240%, 12/2/2013	30,000,000
1,310,000,000		Standard Chartered Bank PLC, 0.200% - 0.220%, 12/9/2013 - 3/3/2014	1,310,000,000
2,080,000,000		Sumitomo Mitsui Banking Corp., 0.160% - 0.170%, 11/1/2013 - 12/2/2013	2,080,000,000
260,000,000		Svenska Handelsbanken, Stockholm, 0.200%, 12/20/2013	260,001,768
1

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$300,000,000	[3]	Toronto Dominion Bank, 0.223%, 11/19/2013	$300,000,000
1,252,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 7/10/2014	1,252,000,000
40,000,000	[3]	Wells Fargo Bank, N.A., 0.254%, 12/17/2013	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	16,818,440,636
		Collateralized Loan Agreements—10.1%
		Finance - Banking—10.1%
25,000,000		BMO Capital Markets Corp., 0.162%, 11/1/2013	25,000,000
414,000,000		BNP Paribas Securities Corp., 0.304% - 0.466%, 11/1/2013 - 1/14/2014	414,000,000
945,000,000		Barclays Capital, Inc., 0.203% - 0.710%, 11/19/2013 - 1/27/2014	945,000,000
1,110,000,000		Credit Suisse Securities (USA) LLC, 0.659%, 1/13/2014 - 1/21/2014	1,110,000,000
5,000,000		Deutsche Bank Securities, Inc., 0.466%, 11/1/2013	5,000,000
350,000,000		JPMorgan Securities LLC, 0.324% - 0.355%, 12/16/2013 - 1/2/2014	350,000,000
375,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.233% - 0.264%, 11/5/2013 - 11/29/2013	375,000,000
81,000,000		RBC Capital Markets, LLC, 0.253%, 11/13/2013	81,000,000
964,100,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 11/12/2013 - 1/27/2014	964,100,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,269,100,000
		Commercial Paper—23.3%[4]
		Electric Power—1.7%
708,000,000	[1,2]	Electricite de France SA, 0.200% - 0.230%, 11/4/2013 - 12/30/2013	707,899,820
		Finance - Automotive—0.2%
80,000,000		FCAR Owner Trust, A1+/P1 Series, 0.220% - 0.260%, 12/12/2013 - 4/9/2014	79,944,773
4,000,000		FCAR Owner Trust, A1/P1 Series, 0.250%, 12/16/2013	3,998,750
		TOTAL	83,943,523
		Finance - Banking—10.2%
500,000,000		Barclays US Funding Corp., 0.100%, 11/1/2013	500,000,000
334,400,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.331%, 4/1/2014 - 9/8/2014	333,638,473
990,000,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 11/5/2013 - 12/16/2013	989,848,329
125,000,000	[1,2]	JPMorgan Securities LLC, 0.300%, 4/23/2014	124,819,792
373,000,000	[1,2]	LMA-Americas LLC, 0.230% - 0.280%, 11/14/2013 - 1/29/2014	372,844,772
10,783,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SSB), (State Street Bank and Trust Co. LOC), 0.190%, 1/7/2014	10,783,000
27,173,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (Union Bank, N.A. LOC), 0.160%, 11/6/2013	27,173,000
107,423,000	[1,2]	Matchpoint Master Trust, 0.220% - 0.230%, 11/14/2013 - 12/16/2013	107,412,653
500,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.240%, 12/27/2013	499,813,334
322,600,000	[1,2]	Northern Pines Funding LLC, 0.210%, 11/26/2013 - 12/17/2013	322,522,623
80,000,000		PNC Bank, N.A., 0.270%, 4/16/2014	80,000,000
140,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230%, 12/4/2013	139,970,483
800,000,000		Standard Chartered Bank PLC, 0.200% - 0.230%, 11/12/2013 - 2/20/2014	799,670,139
		TOTAL	4,308,496,598
		Finance - Commercial—1.8%
253,000,000	[1,2]	Alpine Securitization Corp., 0.180%, 1/24/2014	252,893,740
281,863,000	[1,2]	Atlantic Asset Securitization LLC, 0.200% - 0.250%, 11/12/2013 - 1/28/2014	281,807,817
200,000,000		General Electric Capital Corp., 0.240%, 1/6/2014	199,912,000
50,000,000	[1,2]	Starbird Funding Corp., 0.210%, 12/30/2013	49,982,792
		TOTAL	784,596,349
		Finance - Retail—5.5%
199,500,000	[1,2]	Barton Capital LLC, 0.210%, 11/14/2013 - 12/10/2013	199,469,705
973,900,000	[1,2]	Chariot Funding LLC, 0.240% - 0.301%, 11/4/2013 - 7/22/2014	972,786,429
785,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.321%, 12/11/2013 - 6/26/2014	784,268,011
113,000,000	[1,2]	Salisbury Receivables Company LLC, 0.200% - 0.220%, 1/13/2014 - 1/21/2014	112,949,636
2

Principal Amount			Value
		Commercial Paper—continued[4]
		Finance - Retail—continued
$256,500,000	[1,2]	Sheffield Receivables Corp., 0.190% - 0.220%, 1/13/2014 - 1/29/2014	$256,383,293
		TOTAL	2,325,857,074
		Sovereign—3.9%
1,669,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.250%, 11/9/2013 - 4/17/2014	1,668,124,753
		TOTAL COMMERCIAL PAPER	9,878,918,117
		Corporate Bonds—1.3%
		Finance - Commercial—1.2%
51,893,000	[3]	General Electric Capital Corp., 0.873%, 1/7/2014	52,036,439
43,500,000	[3]	General Electric Capital Corp., 0.938%, 1/24/2014	43,647,886
37,300,000	[3]	General Electric Capital Corp., 1.093%, 1/7/2014	37,357,625
58,430,000		General Electric Capital Corp., 2.100%, 1/7/2014	58,616,947
7,311,000		General Electric Capital Corp., 3.750%, 11/14/2014	7,566,823
131,081,000		General Electric Capital Corp., 4.750%, 9/15/2014	136,068,838
7,250,000		General Electric Capital Corp., 5.500%, 6/4/2014	7,470,645
10,192,000		General Electric Capital Corp., 5.650%, 6/9/2014	10,516,075
163,744,000		General Electric Capital Corp., 5.900%, 5/13/2014	168,536,721
		TOTAL	521,817,999
		Finance - Equipment—0.1%
26,945,000		Caterpillar Financial Services Corp., 6.125%, 2/17/2014	27,402,518
		Insurance—0.0%
12,721,000	[1,2]	Metropolitan Life Global Funding I, 5.125%, 6/10/2014	13,090,451
		TOTAL CORPORATE BONDS	562,310,968
		Notes - Variable—7.3%[3]
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.500%, 11/7/2013	815,000
		Finance - Automotive—1.6%
10,000,000		Gibson County, IN, (Series 1999A), (GTD by Toyota Motor Credit Corp.), 0.080%, 11/6/2013	10,000,000
298,000,000		Toyota Motor Credit Corp., 0.243%, 1/8/2014	298,000,000
50,000,000		Toyota Motor Credit Corp., 0.244%, 1/14/2014	50,000,000
275,000,000		Toyota Motor Credit Corp., 0.244%, 1/14/2014	275,000,000
60,000,000		Toyota Motor Credit Corp., 0.262%, 11/25/2013	60,000,000
		TOTAL	693,000,000
		Finance - Banking—4.2%
1,090,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.220%, 11/7/2013	1,090,000
18,400,000		Big Bear Lake, CA IDRB, (Series 1993A), (Wells Fargo Bank, N.A. LOC), 0.090%, 11/6/2013	18,400,000
8,930,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	8,930,000
4,990,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.170%, 11/7/2013	4,990,000
7,460,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	7,460,000
4,225,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.230%, 11/1/2013	4,225,000
395,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.330%, 11/7/2013	395,000
7,050,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	7,050,000
12,465,000		District of Columbia Revenue, (Series 2009), (Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	12,465,000
100,000		District of Columbia Revenue, Revenue Bonds (Series 2008B), (PNC Bank, N.A. LOC), 0.200%, 11/7/2013	100,000
18,635,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.170%, 11/7/2013	18,635,000
66,605,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	66,605,000
6,990,000		Fulton County, GA Development Authority, (Series 2006), (Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	6,990,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.160%, 11/6/2013	33,900,000
7,550,000		Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	7,550,000
3

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$4,625,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.120%, 11/6/2013	$4,625,000
30,000,000		Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.100%, 11/7/2013	30,000,000
16,200,000		Illinois Finance Authority, (Series 2009C), (Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2013	16,200,000
74,975,000		Indiana State Finance Authority (Health System Bonds), (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	74,975,000
11,075,000		Johnson City, TN Health & Education Facilities Board, (Series 2013-B), (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.140%, 11/6/2013	11,075,000
2,775,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (2007B-1), (U.S. Bank, N.A. LOC), 0.160%, 11/6/2013	2,775,000
15,425,000		Kentucky Housing Corp., (2006 Series C), 0.090%, 11/6/2013	15,425,000
1,205,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/6/2013	1,205,000
900,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.230%, 11/6/2013	900,000
23,420,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.180%, 11/6/2013	23,420,000
16,435,000		Lynchburg, VA IDA, (Series 2004 C), (Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	16,435,000
1,750,000		Massachusetts State Development Finance Agency, (Series 2001-B) Whaler's Cove Project, (U.S. Bank, N.A. LOC), 0.290%, 11/7/2013	1,750,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.130%, 11/7/2013	25,000,000
22,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.140%, 11/7/2013	22,000,000
6,155,000		Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	6,155,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.300%, 11/7/2013	10,000,000
22,200,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B), 0.070%, 11/6/2013	22,200,000
7,204,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.120%, 11/7/2013	7,204,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.090%, 11/6/2013	15,600,000
10,000,000		New York State HFA, (Series 2013-A), (Wells Fargo Bank, N.A. LOC), 0.130%, 11/6/2013	10,000,000
5,485,000		New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.130%, 11/6/2013	5,485,000
9,040,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.160%, 11/7/2013	9,040,000
65,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/6/2013	65,800,000
4,655,000		Palm Desert Financing Authority, Emergency Independence Program Series 2009, (Wells Fargo Bank, N.A. LOC), 0.230%, 11/7/2013	4,655,000
3,990,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.130%, 11/6/2013	3,990,000
8,060,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.270%, 11/7/2013	8,060,000
15,230,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.180%, 11/7/2013	15,230,000
14,775,000		Richmond County, GA Development Authority, (Series 2008B), (Branch Banking & Trust Co. LOC), 0.100%, 11/6/2013	14,775,000
5,985,000		Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	5,985,000
14,945,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	14,945,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.130%, 11/7/2013	29,000,000
10,590,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.990%, 11/7/2013	10,590,000
390,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.320%, 11/7/2013	390,000
350,000,000		State Street Bank and Trust Co., 0.322%, 12/18/2013	350,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.170%, 11/7/2013	8,250,000
25,970,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	25,970,000
700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/6/2013	700,000
469,000,000		Wells Fargo Bank, N.A., 0.342%, 12/20/2013	469,000,000
203,000,000		Wells Fargo Bank, N.A., 0.350%, 12/23/2013	203,000,000
8,990,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.170%, 11/7/2013	8,990,000
7,430,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.140%, 11/7/2013	7,430,000
		TOTAL	1,777,014,000
		Finance - Commercial—0.7%
150,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250%, 11/25/2013	149,999,418
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.258%, 11/4/2013	49,998,737
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.201%, 11/4/2013	29,999,324
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.206%, 11/4/2013	30,000,000
3,561,000		General Electric Capital Corp., 0.382%, 12/20/2013	3,562,798
4

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$2,000,000		General Electric Capital Corp., 0.890%, 12/2/2013	$2,007,548
20,000,000		General Electric Capital Corp., 1.082%, 12/20/2013	20,022,667
11,865,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.200%, 11/7/2013	11,865,000
		TOTAL	297,455,492
		Government Agency—0.5%
13,850,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.090%, 11/6/2013	13,850,000
23,475,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.160%, 11/7/2013	23,475,000
35,820,000		Capital Trust Agency, FL, (FNMA LOC), 0.140%, 11/7/2013	35,820,000
8,040,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.350%, 11/7/2013	8,040,000
3,005,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.450%, 11/7/2013	3,005,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.230%, 11/7/2013	8,290,000
11,000,000		KDF Pioneer LP, (Series 2013-A), (FHLB of San Francisco LOC), 0.160%, 11/7/2013	11,000,000
22,465,000		Michigan HEFA, (Series 2008B), (FHLB of Boston LOC), 0.070%, 11/7/2013	22,465,000
6,200,000		Mohr Green Associates L.P., (2012-A), (FHLB of San Francisco LOC), 0.150%, 11/7/2013	6,200,000
15,000,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.160%, 11/7/2013	15,000,000
7,500,000		Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.170%, 11/7/2013	7,500,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.160%, 11/7/2013	6,040,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.160%, 11/7/2013	56,000,000
2,895,000		Washington State Housing Finance Commission, Revenue Bonds, 0.130%, 11/1/2013	2,895,000
		TOTAL	219,580,000
		Insurance—0.0%
16,575,000		Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.080%, 11/7/2013	16,575,000
		Sovereign—0.2%
50,000,000	[1,2]	Kells Funding, LLC, 0.224%, 11/15/2013	50,000,775
25,000,000	[1,2]	Kells Funding, LLC, 0.240%, 11/1/2013	25,000,000
		TOTAL	75,000,775
		University—0.1%
17,000,000		University of California (The Regents of), (Series 2011 Z-1), 0.110%, 11/7/2013	17,000,000
17,000,000		University of California (The Regents of), (Series 2011 Z-2), 0.110%, 11/7/2013	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES—VARIABLE	3,113,440,267
		Time DepositS—6.6%
		Finance - Banking—6.6%
2,000,000,000		DNB Bank ASA, 0.030% - 0.060%, 11/1/2013	2,000,000,000
300,000,000		Societe Generale, Paris, 0.060%, 11/1/2013	300,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 0.050%, 11/1/2013	500,000,000
9,570,000		Tack Capital Co., (FHLB of New York LOC), 0.180%, 11/7/2013	9,570,000
		TOTAL TIME DEPOSITS	2,809,570,000
		US Treasury—0.5%
		U.S. Treasury Bill—0.5%
200,000,000	[5]	United States Treasury Bill, 0.240%, 11/14/2013	199,987,722
		Repurchase Agreements—10.5%
1,975,000,000		Interest in $2,975,000,000 joint repurchase agreement 0.09%, dated 10//31/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,975,007,438 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2020 and the market value of those underlying securities was $3,034,507,606.	1,975,000,000
1,483,733,000		Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	1,483,733,000
5

Principal Amount		Value
	Repurchase Agreements—continued
$407,613,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,001,389 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $510,001,417.	$407,613,000
250,000,000	Repurchase agreement 0.11%, dated 10/31/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,764 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2043 and the market value of those underlying securities was $256,453,837.	250,000,000
100,000,000	Repurchase agreement 0.05%, dated 10/31/2013 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,000,139 on 11/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $102,001,025.	100,000,000
250,000,000	Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,500,004,167 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2043 and the market value of those underlying securities was $1,533,859,617.	250,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	4,466,346,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[6]	42,405,755,716
	OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	2,873,152
	TOTAL NET ASSETS—100%	$42,408,628,868
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $7,445,029,950, which represented 17.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $7,445,029,950, which represented 17.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Discount rate at time of purchase.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
6

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Higher Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
7
Federated Prime Value Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—3.3%
		Finance - Automotive—0.8%
$6,329,088		AmeriCredit Automobile Receivables Trust 2013-3, Class A1, 0.250%, 6/9/2014	$6,329,088
42,747,383	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	42,747,383
7,556,009		SMART ABS Series 2013-2US Trust, Class A1, 0.260%, 5/14/2014	7,556,009
		TOTAL	56,632,480
		Finance - Equipment—0.4%
27,700,920	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	27,700,920
		Finance - Retail—2.1%
159,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 11/15/2013	159,000,000
		TOTAL ASSET-BACKED SECURITIES	243,333,400
		Bank Note—1.9%
		Finance - Banking—1.9%
140,000,000		Bank of America N.A., 0.240%—0.270%, 11/14/2013 - 1/16/2014	140,000,000
		Certificates of Deposit—37.1%
		Finance - Banking—37.1%
250,000,000		BNP Paribas SA, 0.220%—0.230%, 11/13/2013 - 11/22/2013	250,000,000
50,000,000	[3]	Bank of Montreal, 0.240%, 11/25/2013	50,000,000
100,000,000	[3]	Bank of Montreal, 0.244%, 11/18/2013	100,000,000
100,000,000	[3]	Bank of Montreal, 0.294%, 11/4/2013	100,000,000
351,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.230%, 11/26/2013 - 3/5/2014	351,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.290%, 11/25/2013	100,000,000
165,000,000		Citibank NA, New York, 0.250%—0.260%, 11/18/2013 - 12/2/2013	165,000,000
150,000,000		Credit Agricole Corporate and Investment Bank, 0.240%—0.270%, 11/5/2013 - 1/17/2014	150,000,000
50,000,000	[3]	Deutsche Bank AG, 0.210%, 11/1/2013	50,000,000
91,000,000		Fifth Third Bank, Cincinnati, 0.300%, 12/16/2013 - 12/20/2013	91,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.373%, 11/21/2013	150,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	25,000,000
190,000,000		Mizuho Bank Ltd., 0.210%—0.220%, 12/30/2013 - 1/15/2014	190,000,000
115,000,000		Natixis, 0.260%—0.300%, 11/6/2013 - 12/2/2013	115,000,000
75,000,000	[3]	PNC Bank, N.A., 0.487%, 12/20/2013	75,000,000
30,000,000		RBS Citizens, N.A., 0.200%, 11/15/2013	30,000,000
35,000,000		Rabobank Nederland NV, Utrecht, 0.230%, 4/25/2014	35,000,000
45,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	44,957,091
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.334%, 1/6/2014	50,000,000
100,500,000		Societe Generale, Paris, 0.240%—0.250%, 11/4/2013 - 12/2/2013	100,500,000
31,000,000		Standard Chartered Bank PLC, 0.230%, 1/3/2014	31,000,000
52,000,000	[3]	Sumitomo Mitsui Banking Corp., 0.214%, 11/18/2013	52,000,000
277,400,000		Sumitomo Mitsui Banking Corp., 0.220%—0.240%, 11/1/2013 - 2/28/2014	277,400,000
125,000,000		Toronto Dominion Bank, 0.240%—0.320%, 3/4/2014 - 3/26/2014	125,000,000
40,000,000	[3]	Wells Fargo Bank, N.A., 0.254%, 12/17/2013	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,747,857,091
		Collateralized Loan Agreements—15.2%
		Finance - Banking—15.2%
30,000,000		Barclays Capital, Inc., 0.710%, 1/21/2014	30,000,000
153,500,000		Citigroup Global Markets, Inc., 0.568%—0.781%, 11/1/2013 - 12/13/2013	153,500,000
285,000,000		Credit Suisse Securities (USA) LLC, 0.193%—0.659%, 11/1/2013 - 1/17/2014	285,000,000
50,000,000		J.P. Morgan Securities LLC, 0.355%, 12/16/2013	50,000,000
1

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$192,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365%—0.710%, 11/1/2013 - 1/21/2014	$192,000,000
40,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.264%, 11/8/2013	40,000,000
70,000,000		Mizuho Securities USA, Inc., 0.456%—1.156%, 11/8/2013 - 1/16/2014	70,000,000
190,000,000		Pershing LLC, 0.314%—0.365%, 11/1/2013	190,000,000
25,000,000		RBC Capital Markets, LLC, 0.253%, 11/13/2013	25,000,000
70,000,000		RBS Securities, Inc., 0.446%—0.872%, 11/4/2013 - 2/20/2014	70,000,000
20,000,000		Wells Fargo Securities, LLC, 0.355%, 11/12/2013	20,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,125,500,000
		Commercial Paper—20.2%[4]
		Aerospace/Auto—0.5%
500,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.280%, 12/13/2013	499,837
19,850,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.250%—0.350%, 11/5/2013 - 12/6/2013	19,847,484
18,300,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.240%—0.300%, 11/6/2013 - 11/22/2013	18,299,291
		TOTAL	38,646,612
		Consumer Products—0.0%
300,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.250%, 11/22/2013	299,956
		Containers & Packaging—0.1%
10,000,000	[1,2]	Bemis Co., Inc., 0.270%, 11/20/2013	9,998,575
		Finance - Banking—10.2%
140,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%—0.331%, 4/8/2014 - 8/5/2014	139,776,666
15,000,000		ICICI Bank Ltd., Hong Kong (Series B), (Wells Fargo Bank, N.A. LOC), 0.230%, 12/17/2013	14,995,592
12,000,000	[1,2]	J.P. Morgan Chase & Co., 0.230%, 12/27/2013	11,995,707
99,200,000	[1,2]	J.P. Morgan Securities LLC, 0.300%, 4/23/2014	99,056,987
70,000,000	[1,2]	LMA-Americas LLC, 0.260%, 1/15/2014	69,962,083
29,673,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SMBC), (Sumitomo Mitsui Banking Corp. LOC), 0.190%—0.210%, 11/5/2013 - 11/18/2013	29,673,000
120,000,000	[1,2]	Mizuho Funding LLC, 0.215%—0.225%, 11/1/2013 - 1/21/2014	119,989,875
40,850,000	[1,2]	Nationwide Building Society, 0.225%, 12/20/2013	40,837,490
100,000,000		PNC Bank, N.A., 0.270%, 5/21/2014	100,000,000
131,000,000		Standard Chartered Bank PLC, 0.200%—0.220%, 1/14/2014 - 2/20/2014	130,932,783
		TOTAL	757,220,183
		Finance - Commercial—3.2%
235,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240%, 12/5/2013 - 1/31/2014	234,928,267
		Finance - Retail—2.6%
147,500,000	[1,2]	Chariot Funding LLC, 0.301%, 3/7/2014 - 7/17/2014	147,286,625
47,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240%—0.301%, 12/16/2013 - 4/11/2014	46,957,775
		TOTAL	194,244,400
		Food & Beverage—0.0%
300,000	[1,2]	General Mills, Inc., 0.350%, 11/7/2013	299,982
		Oil & Oil Finance—0.5%
34,400,000	[1,2,3]	Devon Energy Corp., 0.320%, 11/25/2013	34,400,000
		Sovereign—2.1%
151,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.240%—0.250%, 1/16/2014 - 4/22/2014	150,838,417
		Telecommunications—0.5%
39,225,000	[1,2]	AT&T, Inc., 0.280%—0.300%, 11/12/2013 - 11/22/2013	39,218,450
		Utility Gas—0.5%
37,540,000	[1,2]	Northeast Utilities, 0.250%—0.270%, 11/4/2013 - 11/7/2013	37,538,749
		TOTAL COMMERCIAL PAPER	1,497,633,591
2

Principal Amount			Value
		Corporate Bonds—0.2%
		Finance - Banking—0.1%
$3,600,000	[1,2,3]	Credit Agricole S.A., 1.692%, 1/21/2014	$3,610,368
900,000		Credit Agricole S.A., 5.900%, 5/13/2014	902,592
		TOTAL	4,512,960
		Finance - Commercial—0.1%
4,285,000	[3]	General Electric Capital Corp., 1.093%, 1/7/2014	4,291,841
5,512,000	[3]	General Electric Capital Corp., 1.093%, 1/7/2014	5,674,353
		TOTAL	9,966,194
		TOTAL CORPORATE BONDS	14,479,154
		Corporate Note—0.3%
		Finance - Banking—0.3%
25,000,000		PNC Bank, N.A., 0.260%, 5/5/2014	25,000,000
		Loan Participation—1.0%
		Chemicals—1.0%
77,500,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 11/27/2013	77,500,000
		Notes - Variable—15.0%[3]
		Finance - Banking—10.3%
20,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.220%, 11/7/2013	20,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.401%, 11/4/2013	100,000,000
50,000,000		Bank of Montreal, 0.707%, 1/29/2014	50,113,856
3,140,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.270%, 11/6/2013	3,140,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Shares, Weekly VRDPs (Series T0014), 0.150%, 11/1/2013	24,500,000
11,345,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	11,345,000
11,550,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.310%, 11/7/2013	11,550,000
181,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/7/2013	181,000
9,725,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.240%, 11/7/2013	9,725,000
3,300,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	3,300,000
20,000,000		Connecticut State HFA, (2008 Series E), 0.110%, 11/7/2013	20,000,000
10,265,000		Connecticut Water Co., (Series 2004), (RBS Citizens, N.A. LOC), 0.430%, 11/6/2013	10,265,000
4,245,000		DJD Investments, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.170%, 11/7/2013	4,245,000
3,335,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	3,335,000
4,900,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	4,900,000
8,350,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.250%, 11/7/2013	8,350,000
1,695,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/1/2013	1,695,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 0.160%, 11/6/2013	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.170%, 11/7/2013	7,000,000
3,210,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	3,210,000
100,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.190%, 11/1/2013	100,000,000
14,540,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	14,540,000
7,620,000		Marsh Enterprises, LLC, (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.320%, 11/7/2013	7,620,000
16,215,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	16,215,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	16,000,000
5,700,000		Massachusetts IFA, (Series 1992B), 0.300%, 12/4/2013	5,700,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.140%, 11/7/2013	10,330,000
27,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.140%, 11/7/2013	27,000,000
3,035,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/5/2013	3,035,000
3,603,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.120%, 11/7/2013	3,603,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens, N.A. LOC), 0.150%, 11/6/2013	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens, N.A. LOC), 0.130%, 11/6/2013	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens, N.A. LOC), 0.150%, 11/6/2013	31,085,000
3

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—continued
$53,800,000	[1,2]	Nuveen Michigan Premium Income Municipal Fund, Inc., VMTP Shares, Weekly VRDPs (Series 2014), 0.150%, 11/7/2013	$53,800,000
5,975,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.170%, 11/7/2013	5,975,000
14,275,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.170%, 11/7/2013	14,275,000
22,825,000		Saber Management, LLC, (RBS Citizens, N.A. LOC), 0.200%, 11/7/2013	22,825,000
4,860,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.310%, 11/7/2013	4,860,000
15,615,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.160%, 11/7/2013	15,615,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/1/2013	7,795,000
6,290,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	6,290,000
6,705,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.650%, 11/7/2013	6,705,000
25,000,000		Wells Fargo Bank, N.A., 0.342%, 12/20/2013	25,000,000
5,090,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/1/2013	5,090,000
3,670,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 11/6/2013	3,670,000
6,310,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.240%, 11/7/2013	6,310,000
		TOTAL	764,257,856
		Finance - Commercial—0.4%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.214%, 11/7/2013	25,000,000
5,000,000		General Electric Capital Corp., 0.392%, 12/20/2013	5,000,938
		TOTAL	30,000,938
		Finance - Retail—0.6%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.729%, 11/15/2013	43,000,000
		Government Agency—0.2%
10,000,000		Berkeley County, SC IDB, (Series 1996A), 0.330%, 11/6/2013	10,000,000
7,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 11/6/2013	7,000,000
		TOTAL	17,000,000
		Metals—0.5%
7,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007), (GTD by Nucor Corp.), 0.370%, 11/6/2013	7,800,000
1,250,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.320%, 11/6/2013	1,250,000
27,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.320%, 11/6/2013	27,000,000
		TOTAL	36,050,000
		Municipal—2.8%
56,250,000		Louisiana Public Facilities Authority, (Series 2010), 0.070%, 11/6/2013	56,250,000
50,000,000		New Jersey State, (Series 2014), 0.368%, 11/1/2013	50,001,596
100,000,000		New Jersey State, (Series 2014B), 0.368%, 11/1/2013	100,002,439
		TOTAL	206,254,035
		Oil & Oil Finance—0.2%
14,525,000		Port of Port Arthur Navigation District, Revenue Bonds Series 1998, (GTD by Total S.A.), 0.170%, 11/6/2013	14,525,000
		TOTAL NOTES—VARIABLE	1,111,087,829
		Time Deposit—4.1%
		Finance - Banking—4.1%
300,000,000		DNB Bank ASA, 0.060%, 11/1/2013	300,000,000
		U.S. Treasury—1.4%
		U.S. Treasury Bill—1.4%
100,000,000	[4]	United States Treasury Bill, 0.240%, 11/14/2013	99,993,861
4

Principal Amount		Value
	Repurchase Agreement—0.4%
$31,789,000	Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	$31,789,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	7,414,173,926
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(3,977,078)
	TOTAL NET ASSETS—100%	$7,410,196,848
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $1,668,720,887, which represented 22.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $1,668,720,887, which represented 22.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
5

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
6
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Alabama—3.7%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.080%, 11/7/2013	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.100%, 11/7/2013	8,000,000
14,420,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.100%, 11/7/2013	14,420,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.140%, 11/7/2013	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.120%, 11/7/2013	12,000,000
21,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	21,000,000
42,200,000		The Board of Trustees of the University of Alabama, (Series 2012-C) Weekly VRDNs (University of Alabama at Birmingham-University Hospital)/(PNC Bank, N.A. LOC), 0.080%, 11/7/2013	42,200,000
17,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.150%, 11/6/2013	17,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 11/6/2013	10,000,000
50,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.100%, 11/6/2013	50,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 11/6/2013	25,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.100%, 11/6/2013	10,000,000
11,755,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.120%, 11/7/2013	11,755,000
5,430,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	5,430,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.100%, 11/6/2013	2,675,000
		TOTAL	267,480,000
		Arizona—1.2%
21,870,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender, 0.180%, 2/13/2014	21,870,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.100%, 11/7/2013	4,000,000
4,580,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.110%, 11/7/2013	4,580,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.100%, 11/7/2013	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.090%, 11/7/2013	10,135,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.080%, 11/7/2013	3,345,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.110%, 11/7/2013	28,500,000
9,800,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/7/2013	9,800,000
		TOTAL	90,075,000
		California—7.1%
36,750,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.130%, 11/1/2013	36,750,000
24,740,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/7/2013	24,740,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.100%, 11/6/2013	10,000,000
75,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	75,849,305

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.080%, 11/7/2013	$4,400,000
19,045,000		California Statewide CDA, (Series 2004E), 0.17% CP (Kaiser Permanente), Mandatory Tender 1/13/2014	19,045,000
30,000,000		California Statewide CDA, (Series 2004I), 0.18% CP (Kaiser Permanente), Mandatory Tender 11/21/2013	30,000,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.090%, 11/7/2013	22,910,000
28,000,000		California Statewide CDA, (Series 2008B), 0.16% CP (Kaiser Permanente), Mandatory Tender 11/5/2013	28,000,000
10,000,000		California Statewide CDA, (Series 2009B-4), 0.17% CP (Kaiser Permanente), Mandatory Tender 4/4/2014	10,000,000
10,000,000		California Statewide CDA, (Series B-5), 0.14% CP (Kaiser Permanente), Mandatory Tender 3/19/2014	10,000,000
40,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 11/7/2013	40,000
15,000,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2012-17C), 0.32% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	15,000,000
4,925,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.090%, 11/6/2013	4,925,000
35,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	35,419,665
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 11/7/2013	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.090%, 11/7/2013	28,050,000
25,455,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0118) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	25,455,000
14,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.150%, 11/7/2013	14,000,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 11/7/2013	10,125,000
17,285,000	[3,4]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	17,285,000
8,685,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 11/7/2013	8,685,000
15,000,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	15,179,856
10,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/7/2013	10,000,000
34,975,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	34,975,000
7,080,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	7,080,000
4,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.100%, 11/6/2013	4,500,000
		TOTAL	516,413,826
		Colorado—0.6%
3,350,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.090%, 11/7/2013	3,350,000
1,390,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/7/2013	1,390,000
16,845,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	16,845,000
8,235,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.450%, 11/6/2013	8,235,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.450%, 11/6/2013	15,800,000
		TOTAL	45,620,000
		Connecticut—0.9%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.080%, 11/7/2013	10,200,000
52,446,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	52,818,739
		TOTAL	63,018,739
		District of Columbia—1.1%
3,800,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/1/2013	3,800,000
4,625,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	4,625,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$15,050,000		District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/1/2013	$15,050,000
12,605,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	12,605,000
14,175,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	14,175,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.080%, 11/7/2013	26,665,000
		TOTAL	76,920,000
		Florida—7.8%
49,990,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.13% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 11/6/2013	49,990,000
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 11/7/2013	28,375,000
1,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.080%, 11/7/2013	1,500,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 11/7/2013	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.090%, 11/6/2013	9,750,000
6,555,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 11/6/2013	6,555,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.100%, 11/7/2013	15,865,000
27,060,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.090%, 11/1/2013	27,060,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 0.090% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 1/8/2014	4,705,000
34,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 11/6/2013	34,000,000
14,900,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.090%, 11/1/2013	14,900,000
45,330,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 11/7/2013	45,330,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.100%, 11/7/2013	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.090%, 11/7/2013	22,600,000
80,345,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 4078) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/1/2013	80,345,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 11/7/2013	10,000,000
61,100,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.090%, 11/1/2013	61,100,000
3,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	3,650,000
11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.15% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 1/7/2014	11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.180%, 11/7/2013	10,000,000
		TOTAL	569,100,000
		Georgia—2.5%
5,995,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.090%, 11/7/2013	5,995,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.130%, 11/7/2013	10,000,000
1,920,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.130%, 11/7/2013	1,920,000
1,840,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.130%, 11/7/2013	1,840,000
10,000,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.090%, 11/6/2013	10,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$1,600,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	$1,600,000
53,145,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.120%, 11/6/2013	53,145,000
6,205,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.19% TOBs (Wells Fargo & Co. LIQ), Optional Tender 12/13/2013	6,205,000
11,090,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	11,090,000
53,450,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 11/7/2013	53,450,000
26,285,000		South Fulton, Georgia Municipal Regional Water and Sewer Authority, (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 11/7/2013	26,285,000
		TOTAL	181,530,000
		Hawaii—0.1%
10,290,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	10,290,000
		Idaho—0.5%
27,275,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	27,275,000
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.150%, 11/7/2013	10,910,000
		TOTAL	38,185,000
		Illinois—10.0%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.080%, 11/7/2013	12,410,000
28,345,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.100%, 11/7/2013	28,345,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.150%, 11/7/2013	3,700,000
1,050,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.080%, 11/7/2013	1,050,000
10,895,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	10,895,000
20,175,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.080%, 11/1/2013	20,175,000
13,600,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-4) Daily VRDNs (Bank of New York Mellon LOC), 0.080%, 11/1/2013	13,600,000
7,970,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.100%, 11/7/2013	7,970,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.080%, 11/7/2013	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.100%, 11/6/2013	33,200,000
600,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.300%, 11/7/2013	600,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.100%, 11/6/2013	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.200%, 11/7/2013	7,000,000
4,325,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.110%, 11/7/2013	4,325,000
24,635,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 11/7/2013	24,635,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens, N.A. LOC), 0.100%, 11/6/2013	62,700,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 11/6/2013	92,900,000
46,275,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 11/6/2013	46,275,000
19,700,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 11/7/2013	19,700,000
16,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2013	16,000,000
14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.090%, 11/1/2013	14,840,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.080%, 11/7/2013	$12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	9,885,000
26,955,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2011-103C), 0.32% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/9/2014	26,955,000
9,995,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2012-99C), 0.37% TOBs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/14/2013	9,995,000
1,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/6/2013	1,800,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 11/1/2013	12,000,000
27,215,000	[3,4]	Illinois Municipal Electric Agency, Solar Eclipse (Series 2006-0098) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	27,215,000
49,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.080%, 11/7/2013	49,500,000
25,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	25,582,737
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/7/2013	27,110,000
20,160,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	20,160,000
11,040,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	11,040,000
31,575,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	31,575,000
13,770,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	13,770,000
6,605,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.090%, 11/7/2013	6,605,000
		TOTAL	728,312,737
		Indiana—0.7%
1,510,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/7/2013	1,510,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.110%, 11/6/2013	10,000,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 11/7/2013	12,000,000
12,425,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2012-96C), 0.37% TOBs (Community Health Network)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/14/2013	12,425,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 11/7/2013	6,500,000
9,975,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/7/2013	9,975,000
		TOTAL	52,410,000
		Iowa—1.7%
8,765,000		Iowa Finance Authority—Health Facilities, (Series 2013B-1) Weekly VRDNs (UnityPoint Health)/(Union Bank, N.A. LOC), 0.100%, 11/6/2013	8,765,000
21,100,000		Iowa Finance Authority, (Series 2000D) Weekly VRDNs (CHE Trinity Healthcare Credit Group), 0.070%, 11/7/2013	21,100,000
12,305,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.100%, 11/7/2013	12,305,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.120%, 11/7/2013	23,500,000
16,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.080%, 11/6/2013	16,900,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.080%, 11/7/2013	40,000,000
		TOTAL	122,570,000
		Kansas—0.3%
3,800,000		Salina, KS, (Series 2013-1), 1.00% BANs, 8/1/2014	3,815,505
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.080%, 11/7/2013	5,400,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kansas—continued
$10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.080%, 11/7/2013	$10,195,000
		TOTAL	19,410,505
		Kentucky—0.8%
10,415,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.080%, 11/7/2013	10,415,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.180%, 11/7/2013	16,000,000
13,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.180%, 11/7/2013	13,000,000
15,000,000		Pikeville, KY, (Series 2013), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2014	15,033,391
3,445,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.110%, 11/1/2013	3,445,000
		TOTAL	57,893,391
		Louisiana—5.1%
1,810,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.090%, 11/6/2013	1,810,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.180%, 11/6/2013	25,000,000
13,985,000	[3,4]	Lafayette, LA, Stage Trust (Series 2012-14C), 0.37% TOBs (Lafayette Consolidated Government)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), Optional Tender 11/1/2013	13,985,000
3,860,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.140%, 11/6/2013	3,860,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.140%, 11/6/2013	3,350,000
16,150,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.050%, 11/1/2013	16,150,000
43,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.080%, 11/1/2013	43,800,000
24,350,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 11/1/2013	24,350,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.070%, 11/7/2013	12,125,000
36,500,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.080%, 11/1/2013	36,500,000
11,000,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.070%, 11/6/2013	11,000,000
11,200,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.050%, 11/1/2013	11,200,000
20,875,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 11/7/2013	20,875,000
103,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 11/7/2013	103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels Second Lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.140%, 11/7/2013	5,400,000
		TOTAL	370,235,000
		Maine—0.1%
6,500,000		Kittery, ME, 1.00% BANs, 9/15/2014	6,539,508
3,355,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	3,355,000
		TOTAL	9,894,508
		Maryland—1.9%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.080%, 11/7/2013	7,450,000
62,600,000		Baltimore County, MD, (Series 2013), 1.50% BANs, 2/24/2014	62,848,305
3,280,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/5/2013	3,280,000
42,430,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 11/7/2013	42,430,000
12,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.090%, 11/7/2013	12,000,000
1,037,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/5/2013	1,037,500
1,364,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 11/5/2013	1,364,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—continued
$2,245,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.070%, 11/1/2013	$2,245,000
3,000,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/1/2013	3,000,000
		TOTAL	135,654,805
		Massachusetts—1.6%
9,970,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.090%, 11/6/2013	9,970,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.100%, 11/7/2013	20,000,000
18,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.12% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 1/8/2014	18,000,000
15,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/6/2013	15,300,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.170%, 11/7/2013	8,000,000
24,555,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.080%, 11/7/2013	24,555,000
13,100,000		Monomoy, MA Regional School District, 0.50% BANs, 12/6/2013	13,103,723
5,905,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.170%, 11/7/2013	5,905,000
		TOTAL	114,833,723
		Michigan—2.0%
12,320,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.120%, 11/7/2013	12,320,000
31,350,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	31,350,000
1,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 11/6/2013	1,500,000
2,955,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	2,955,000
13,915,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	13,915,000
4,105,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.070%, 11/7/2013	4,105,000
8,650,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.140%, 11/7/2013	8,650,000
9,735,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.140%, 11/7/2013	9,735,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.140%, 11/7/2013	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.090%, 11/7/2013	1,000,000
2,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/7/2013	2,000,000
760,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.080%, 11/7/2013	760,000
10,380,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.120%, 11/7/2013	10,380,000
4,630,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.090%, 11/7/2013	4,630,000
900,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	900,000
1,500,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.080%, 11/1/2013	1,500,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.080%, 11/7/2013	2,000,000
32,975,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 11/7/2013	32,975,000
880,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 11/7/2013	880,000
100,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/6/2013	100,000
		TOTAL	148,755,000
		Minnesota—1.1%
2,355,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.080%, 11/7/2013	2,355,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$5,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.090%, 11/7/2013	$5,000,000
3,600,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.070%, 11/7/2013	3,600,000
14,235,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.080%, 11/7/2013	14,235,000
2,450,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 11/1/2013	2,450,000
20,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	20,345,000
820,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.080%, 11/7/2013	820,000
3,270,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(BMO Harris Bank, N.A. LOC), 0.080%, 11/7/2013	3,270,000
3,200,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.090%, 11/7/2013	3,200,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.080%, 11/7/2013	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.080%, 11/7/2013	4,560,000
850,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.070%, 11/6/2013	850,000
900,000		Rochester, MN Health Care Facility Authority, (Series 2002B Remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.070%, 11/6/2013	900,000
1,900,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 11/6/2013	1,900,000
1,065,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/7/2013	1,065,000
1,000,000		St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,001,526
2,100,000		St. Francis, MN ISD#015, Certificates of Indebtedness (Series 2013A), 1.25% TANs (GTD by Minnesota State), 9/4/2014	2,116,727
4,965,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/7/2013	4,965,000
3,450,000		St. Paul, MN Port Authority, (2009-9 Series BB) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.100%, 11/7/2013	3,450,000
		TOTAL	78,738,253
		Mississippi—0.6%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	12,230,000
30,600,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.080%, 11/7/2013	30,600,000
		TOTAL	42,830,000
		Missouri—1.4%
8,270,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.180%, 11/7/2013	8,270,000
12,795,000	[3,4]	Missouri Joint Municipal Electric Utility Commission, PUTTERs (Series 4133) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 11/7/2013	12,795,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.150%, 11/7/2013	12,000,000
25,585,000	[3,4]	Missouri State HEFA, Stage Trust (Series 2012-107C), 0.37% TOBs (Mercy Health Systems)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/5/2013	25,585,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 11/7/2013	26,000,000
17,500,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.070%, 11/6/2013	17,500,000
		TOTAL	102,150,000
		Multi-State—0.1%
10,000,000		FHLMC, (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.090%, 11/7/2013	10,000,000
		Nebraska—1.5%
97,180,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 11/7/2013	97,180,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nebraska—continued
$10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.110%, 11/7/2013	$10,000,000
		TOTAL	107,180,000
		Nevada—1.5%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.090%, 11/6/2013	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.090%, 11/6/2013	59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.080%, 11/7/2013	28,500,000
12,295,000		Reno, NV Hospital Revenue Bonds, (Series 2009A) Weekly VRDNs (Renown Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.060%, 11/6/2013	12,295,000
		TOTAL	107,145,000
		New Jersey—3.0%
6,243,300		Bernardsville, NJ, 1.00% BANs, 2/20/2014	6,255,584
4,000,000		Bordentown, NJ, (Series 2013 B), 1.25% BANs, 2/19/2014	4,005,932
5,694,750		Cinnaminson, NJ, 1.00% BANs, 5/21/2014	5,704,090
6,000,000		Clinton Township, NJ, 1.00% BANs, 1/31/2014	6,007,883
8,420,614		Englewood Cliffs, NJ, 1.00% BANs, 3/21/2014	8,440,532
8,478,000		Freehold Township, NJ, 1.00% BANs, 12/18/2013	8,483,649
9,462,800		Glen Rock, NJ, 1.00% BANs, 1/17/2014	9,472,729
3,850,000		Hasbrouck Heights, NJ, 1.00% BANs, 3/28/2014	3,857,706
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Underwood-Memorial Hospital)/(TD Bank, N.A. LOC), 0.060%, 11/6/2013	4,000,000
5,750,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.080%, 11/7/2013	5,750,000
5,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.070%, 11/7/2013	5,000,000
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 11/7/2013	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 11/7/2013	30,305,000
17,384,000		Rahway, NJ, 1.00% BANs, 8/8/2014	17,447,652
13,300,000		Readington Township, NJ, 1.00% BANs, 1/31/2014	13,319,796
10,800,000		Sea Isle City, NJ, 1.00% BANs, 9/19/2014	10,837,825
7,616,711		Secaucus, NJ, 1.00% BANs, 6/13/2014	7,639,960
24,000,000		Vineland, NJ, 1.00% BANs, 7/17/2014	24,097,884
4,404,200		Waldwick, NJ, 1.00% BANs, 3/28/2014	4,413,902
		TOTAL	215,040,124
		New Mexico—1.7%
125,755,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 11/7/2013	125,755,000
		New York—9.9%
10,000,000		Buffalo, NY, 1.00% BANs, 4/30/2014	10,032,893
37,800,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	37,931,173
18,000,000	[3,4]	Metropolitan Transportation Authority, NY, P-FLOATs (MT-844) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.140%, 11/7/2013	18,000,000
5,500,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 11/6/2013	5,500,000
10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens, N.A. LOC), 0.080%, 11/6/2013	10,000,000
30,000,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 11/1/2013	30,000,000
36,750,000		New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs (Bank of America N.A. LIQ), 0.080%, 11/1/2013	36,750,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.090%, 11/1/2013	$74,900,000
13,770,000	[3,4]	New York City, NY Municipal Water Finance Authority, Stage Trust (Series 2012-105C), 0.37% TOBs (Wells Fargo Bank, N.A. LIQ) 12/5/2013	13,770,000
33,835,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.120%, 11/6/2013	33,835,000
18,145,000		New York City, NY, (Fiscal 2006 Series E-2) Daily VRDNs (Bank of America N.A. LOC), 0.080%, 11/1/2013	18,145,000
10,000,000		New York City, NY, (Fiscal 2006 Series E-3) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 11/7/2013	10,000,000
28,000,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.070%, 11/1/2013	28,000,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.120%, 11/7/2013	8,750,000
42,300,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.140%, 11/7/2013	42,300,000
42,000,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.110%, 11/1/2013	42,000,000
85,000,000		New York Liberty Development Corporation, remarketing of 5/22/13 (Series A), 0.23% TOBs (3 World Trade Center)/(GTD by United States Treasury) 6/19/2014	85,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/7/2013	2,900,000
33,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.090%, 11/1/2013	33,000,000
9,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.090%, 11/1/2013	9,000,000
19,075,000		New York State Local Government Assistance Corp., (Senior Series 2008B-AV) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 11/6/2013	19,075,000
67,557,380		North Hempstead, NY, 0.60% BANs, 4/9/2014	67,668,917
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA LIQ), 0.150%, 11/7/2013	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(GTD by Citibank NA LIQ), 0.150%, 7/11/2013	31,000,000
13,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(GTD by Citibank NA LIQ), 0.150%, 11/7/2013	13,000,000
21,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(GTD by Deutsche Bank Trust Co., LIQ), 0.170%, 11/7/2013	21,000,000
5,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	5,021,670
6,320,000		Waverly, NY CSD, 1.00% BANs, 6/27/2014	6,341,298
		TOTAL	718,420,951
		North Carolina—2.1%
18,630,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.180%, 11/7/2013	18,630,000
13,165,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.080%, 11/6/2013	13,165,000
3,560,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	3,560,000
4,010,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	4,010,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	8,040,000
6,940,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/7/2013	6,940,000
8,780,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	8,780,000
5,110,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	5,110,000
14,600,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.070%, 11/6/2013	14,600,000
2,370,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.070%, 11/6/2013	2,370,000
7,115,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	7,115,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.080%, 11/7/2013	$15,000,000
7,290,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	7,290,000
3,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.18% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/16/2014	3,515,000
4,580,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	4,580,000
24,380,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.070%, 11/6/2013	24,380,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.070%, 11/6/2013	7,300,000
		TOTAL	154,385,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.120%, 11/6/2013	29,124,000
		Ohio—2.2%
11,700,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.100%, 11/1/2013	11,700,000
25,680,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.090%, 11/7/2013	25,680,000
10,545,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.080%, 11/7/2013	10,545,000
10,000,000		Dayton CSD, OH, (Series 2013B), 1.25% TANs, 10/15/2014	10,090,289
465,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/7/2013	465,000
5,695,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.090%, 11/7/2013	5,695,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(Bank of New York Mellon LIQ), 0.070%, 11/7/2013	10,000,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C), 0.11% TOBs (Ohiohealth Corp,), Mandatory Tender 6/4/2014	10,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.170%, 11/7/2013	5,480,000
12,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 11/6/2013	12,000,000
17,500,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 11/7/2013	17,500,000
2,700,000		Lucas County, OH, 1.00% BANs, 7/16/2014	2,713,631
11,000,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens, N.A. LOC), 0.130%, 11/6/2013	11,000,000
13,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens, N.A. LOC), 0.120%, 11/6/2013	13,415,000
6,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 11/7/2013	6,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 11/7/2013	5,200,000
		TOTAL	158,183,920
		Oklahoma—0.3%
6,535,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.130%, 11/7/2013	6,535,000
13,370,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/1/2013	13,370,000
		TOTAL	19,905,000
		Pennsylvania—2.9%
46,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.13% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 1/30/2014	46,000,000
1,000,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.130%, 11/7/2013	1,000,000
22,400,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.080%, 11/6/2013	22,400,000
13,200,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.070%, 11/7/2013	13,200,000
1,310,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.180%, 11/7/2013	1,310,000
1,300,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.080%, 11/7/2013	1,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$19,300,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.090%, 11/7/2013	$19,300,000
3,815,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.260%, 1/1/2014	3,820,770
8,000,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.260%, 1/1/2014	8,031,638
15,445,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 11/7/2013	15,445,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 11/7/2013	5,000,000
1,940,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.070%, 11/7/2013	1,940,000
2,150,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	2,150,000
1,955,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.090%, 11/7/2013	1,955,000
20,130,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	20,130,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 11/7/2013	100,000
4,835,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 11/7/2013	4,835,000
19,870,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 11/7/2013	19,870,000
3,200,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.070%, 11/7/2013	3,200,000
20,650,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.080%, 11/7/2013	20,650,000
		TOTAL	211,637,408
		South Carolina—0.3%
2,075,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	2,075,000
8,650,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/7/2013	8,650,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.180%, 11/7/2013	4,000,000
4,740,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	4,740,000
		TOTAL	19,465,000
		Tennessee—1.8%
46,425,000		Blount County, TN Public Building Authority, (Series E-5-A) Weekly VRDNs (Blount County, TN)/(Branch Banking & Trust Co. LOC), 0.090%, 11/6/2013	46,425,000
5,335,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.090%, 11/6/2013	5,335,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.090%, 11/6/2013	1,470,000
25,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.140%, 11/7/2013	25,095,000
4,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	4,500,000
26,140,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/7/2013	26,140,000
18,800,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.080%, 11/7/2013	18,800,000
		TOTAL	127,765,000
		Texas—10.7%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.090%, 11/7/2013	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT)/(Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.110%, 11/7/2013	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.150%, 11/7/2013	8,000,000
10,370,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 11/7/2013	10,370,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.090%, 11/7/2013	$13,650,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/13/2014	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.20% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 4/3/2014	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C) Weekly VRDNs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.090%, 11/7/2013	9,815,000
11,030,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.080%, 11/1/2013	11,030,000
21,570,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Health System)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.110%, 11/7/2013	21,570,000
20,000,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Health System)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.100%, 11/7/2013	20,000,000
24,300,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.080%, 11/1/2013	24,300,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 11/7/2013	11,000,000
11,300,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.070%, 11/7/2013	11,300,000
11,230,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.130%, 11/7/2013	11,230,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.140%, 11/7/2013	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.110%, 11/7/2013	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.37% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 12/11/2013	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C), 0.37% TOBs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/11/2013	16,830,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.100%, 11/6/2013	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.100%, 11/6/2013	25,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.13% CP, Mandatory Tender 2/6/2014	30,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.14% CP, Mandatory Tender 11/7/2013	16,750,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.430%, 11/7/2013	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.080%, 11/7/2013	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B), 0.170%, 11/7/2013	10,000,000
48,480,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C) Daily VRDNs (Texas Health Resources System)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 11/1/2013	48,480,000
13,720,000		Texas State Transportation Commission, (Series 2005-B) Weekly VRDNs (Texas State)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 11/6/2013	13,720,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.080%, 11/7/2013	8,685,000
150,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	152,214,986
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.110%, 11/7/2013	23,000,000
50,000,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.100%, 11/6/2013	50,000,000
10,240,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.18% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	10,240,000
11,010,000	[3,4]	Waco, TX Education Finance Corp., Stage Trust (Series 2012-94C), 0.37% TOBs (Baylor University)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 11/14/2013	11,010,000
		TOTAL	780,699,986

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—1.7%
$9,595,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	$9,595,000
4,955,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.160%, 11/7/2013	4,955,000
44,410,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.080%, 11/6/2013	44,410,000
14,800,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	14,800,000
9,200,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.200%, 11/7/2013	9,200,000
26,215,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.090%, 11/1/2013	26,215,000
11,505,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.10% CP (Bank of America N.A. LOC), Mandatory Tender 11/5/2013	11,505,000
7,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.070%, 11/7/2013	7,000,000
		TOTAL	127,680,000
		Washington—0.7%
12,000,000		Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.080%, 11/6/2013	12,000,000
3,355,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	3,355,000
10,650,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C) Weekly VRDNs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.090%, 11/7/2013	10,650,000
16,250,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	16,250,000
10,925,000		Washington State, (Series R-2010B), 5.00% Bonds, 1/1/2014	11,011,738
		TOTAL	53,266,738
		West Virginia—1.2%
50,040,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.120%, 11/7/2013	50,040,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.080%, 11/7/2013	10,800,000
23,600,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.090%, 11/7/2013	23,600,000
		TOTAL	84,440,000
		Wisconsin—3.0%
1,760,000		Racine, WI, 1.60% BANs, 6/9/2014	1,760,860
3,500,000		Sparta, WI, 1.50% BANs, 11/1/2014	3,518,970
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 11/7/2013	3,935,000
8,550,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.090%, 11/7/2013	8,550,000
10,000,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.140%, 11/7/2013	10,000,000
19,970,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.13% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 11/3/2013	19,970,000
28,320,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.20% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/3/2014	28,320,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.080%, 11/7/2013	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.280%, 11/7/2013	3,770,000
4,565,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 11/7/2013	4,565,000
3,700,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/7/2013	3,700,000
104,916,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.130%—0.150%, 12/4/2013 - 1/8/2014	104,916,000
		TOTAL	216,170,830
		Wyoming—1.9%
760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.080%, 11/6/2013	760,000
50,000,000		Sweetwater County, WY PCRB, (Series 1988A), 0.15% CP (Pacificorp)/(Royal Bank of Scotland PLC, Edinburgh LOC), Mandatory Tender 11/8/2013	50,000,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—continued
$86,150,000	Wyoming Student Loan Corp., (Senior Series 2010A-3) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 11/7/2013	$86,150,000
	TOTAL	136,910,000
	TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	7,245,494,444
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	18,717,387
	TOTAL NET ASSETS—100%	$7,264,211,831
At October 31, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $1,711,000,000, which represented 23.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $1,711,000,000, which represented 23.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
16
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—60.2%
$390,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 10/31/2013 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,001,250 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,001,276.	$390,000,000
869,000,000	[1]	Interest in $940,000,000 joint repurchase agreement 0.06%, dated 10/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,047,000 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $958,815,995.	869,000,000
865,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/28/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,029,167 on 11/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,008,050.	865,000,000
1,180,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,003,111 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,428,003,226.	1,180,000,000
3,890,000,000		Interest in $4,100,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,100,009,111 on 11/1/2013. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $4,178,886,108.	3,890,000,000
50,000,000		Repurchase agreement 0.08%, dated 10/31/2013 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $50,000,111 on 11/1/2013. The security provided as collateral at the end of the period, held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 11/15/2015 and the market value of that underlying security was $51,000,208.	50,000,000
250,000,000		Repurchase agreement 0.09%, dated 10/31/2013 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,625 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $255,000,664.	250,000,000
440,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 10/28/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,004,861 on 11/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,002,899.	440,000,000
400,000,000		Interest in $400,000,000 joint repurchase agreement 0.09%, dated 10/31/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $400,001,000 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $408,001,020.	400,000,000
1,019,722,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,008,889 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $4,080,009,131.	1,019,722,000
154,000,000		Interest in $154,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $154,000,342 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $157,081,719.	154,000,000
135,000,000		Repurchase agreement 0.01%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $135,000,038 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $137,700,090.	135,000,000
864,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,013,611 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,002,029.	864,000,000
1,000,000,000		Repurchase agreement 0.02%, dated 10/31/2013 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $1,000,000,556 on 11/1/2013. The security provided as collateral at the end of the period, held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 2/15/2021 and the market value of that underlying security was $1,000,000,597.	1,000,000,000
1,023,000,000	[1]	Interest in $1,190,000,000 joint repurchase agreement 0.05%, dated 10/21/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,051,236 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,213,818,574.	1,023,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$551,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.06%, dated 10/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,037,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $652,804,353.	$551,000,000
98,981,000		Repurchase agreement 0.08%, dated 10/31/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $98,981,220 on 11/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $100,962,752.	98,981,000
393,000,000	[1]	Interest in $457,000,000 joint repurchase agreement 0.13%, dated 10/17/2013 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $457,052,809 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $466,165,254.	393,000,000
580,000,000		Interest in $800,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,001,778 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $816,001,900.	580,000,000
100,000,000		Interest in $200,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $200,000,444 on 11/1/2013. The security provided as collateral at the end of the period, held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 9/30/2018 and the market value of that underlying security was $204,000,009.	100,000,000
431,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 10/25/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,004,861 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,005,004.	431,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	14,683,703,000
		U.S. TREASURY—39.7%
398,500,000	[2]	United States Treasury Bills, 0.010%, 1/2/2014	398,486,273
545,000,000	[2]	United States Treasury Bills, 0.020%, 12/26/2013	544,962,531
628,000,000	[2]	United States Treasury Bills, 0.075%, 2/20/2014	627,874,138
235,000,000	[2]	United States Treasury Bills, 0.240%, 11/14/2013	234,984,725
634,000,000		United States Treasury Notes, 0.125%, 12/31/2013	634,081,194
585,750,000		United States Treasury Notes, 0.250%—1.750%, 1/31/2014	587,928,941
342,000,000		United States Treasury Notes, 0.250%—1.750%, 3/31/2014	343,432,908
1,025,750,000		United States Treasury Notes, 0.250%—1.875%, 2/28/2014	1,028,274,894
658,000,000		United States Treasury Notes, 0.250%—1.875%, 4/30/2014	659,458,936
598,750,000		United States Treasury Notes, 0.250%—2.000%, 11/30/2013	599,279,432
401,250,000		United States Treasury Notes, 0.250%—2.625%, 6/30/2014	407,457,069
26,000,000		United States Treasury Notes, 0.500%, 8/15/2014	26,070,692
477,750,000		United States Treasury Notes, 0.500%—4.250%, 11/15/2013	478,239,439
326,800,000		United States Treasury Notes, 0.625%, 7/15/2014	327,812,211
175,000,000		United States Treasury Notes, 0.750%, 12/15/2013	175,139,169
474,750,000		United States Treasury Notes, 1.000%, 1/15/2014	475,595,584
482,500,000		United States Treasury Notes, 1.000%, 5/15/2014	484,778,349
207,250,000		United States Treasury Notes, 1.250%, 3/15/2014	208,062,879
90,325,000		United States Treasury Notes, 1.250%, 4/15/2014	90,758,689
352,250,000		United States Treasury Notes, 1.250%—4.000%, 2/15/2014	353,783,389
842,500,000		United States Treasury Notes, 2.250%, 5/31/2014	852,871,676
125,000,000		United States Treasury Notes, 2.375%, 8/31/2014	127,289,103
		TOTAL U.S. TREASURY	9,666,622,221
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[3]	24,350,325,221
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	33,577,495
		TOTAL NET ASSETS—100%	$24,383,902,716
2

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—58.6%
$10,000,000		Interest in $500,000,000 joint repurchase agreement 0.09%, dated 10/31/2013 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,001,250 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,001,276.	$10,000,000
5,000,000	[1]	Interest in $940,000,000 joint repurchase agreement 0.06%, dated 10/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,047,000 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $958,815,995.	5,000,000
6,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/28/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,029,167 on 11/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $1,020,008,050.	6,000,000
10,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,400,003,111 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,428,003,226.	10,000,000
10,000,000		Interest in $4,100,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,100,009,111 on 11/1/2013. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $4,178,886,108.	10,000,000
8,930,000		Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,008,889 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $4,080,009,131.	8,930,000
6,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,013,611 on 11/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,020,002,029.	6,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,004,167 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,530,004,298.	10,000,000
8,000,000	[1]	Interest in $1,190,000,000 joint repurchase agreement 0.05%, dated 10/21/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,051,236 on 11/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,213,818,574.	8,000,000
4,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.06%, dated 10/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,037,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $652,804,353.	4,000,000
3,000,000	[1]	Interest in $457,000,000 joint repurchase agreement 0.13%, dated 10/17/2013 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $457,052,809 on 11/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $466,165,254.	3,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 0.08%, dated 10/31/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,001,778 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $816,001,900.	10,000,000
3,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 10/25/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,004,861 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,005,004.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	93,930,000
		U.S. TREASURY—41.2%
3,000,000	[2]	United States Treasury Bills, 0.010%, 1/2/2014	2,999,897
2,000,000	[2]	United States Treasury Bills, 0.020%, 12/26/2013	1,999,862
2,500,000	[2]	United States Treasury Bills, 0.075%, 2/20/2014	2,499,499
1,600,000	[2]	United States Treasury Bills, 0.240%, 11/14/2013	1,599,896
1

Principal Amount		Value
	U.S. TREASURY—continued
$4,000,000	United States Treasury Notes, 0.125%, 12/31/2013	$4,000,514
4,150,000	United States Treasury Notes, 0.250%—1.750%, 1/31/2014	4,163,454
6,000,000	United States Treasury Notes, 0.250%—1.875%, 2/28/2014	6,023,938
5,250,000	United States Treasury Notes, 0.250%—1.875%, 4/30/2014	5,265,687
5,000,000	United States Treasury Notes, 0.250%—2.000%, 11/30/2013	5,005,020
7,750,000	United States Treasury Notes, 0.250%—2.250%, 5/31/2014	7,816,366
3,500,000	United States Treasury Notes, 0.500%—4.250%, 11/15/2013	3,504,018
2,200,000	United States Treasury Notes, 0.625%, 7/15/2014	2,206,831
1,200,000	United States Treasury Notes, 0.750%, 12/15/2013	1,200,970
2,250,000	United States Treasury Notes, 1.000%, 1/15/2014	2,254,003
2,250,000	United States Treasury Notes, 1.000%, 5/15/2014	2,260,866
3,400,000	United States Treasury Notes, 1.250%, 2/15/2014	3,410,965
1,250,000	United States Treasury Notes, 1.250%, 3/15/2014	1,254,903
500,000	United States Treasury Notes, 1.250%, 4/15/2014	502,401
5,250,000	United States Treasury Notes, 1.750%, 3/31/2014	5,286,195
750,000	United States Treasury Notes, 2.375%, 8/31/2014	763,734
2,000,000	United States Treasury Notes, 2.625%, 6/30/2014	2,032,499
	TOTAL U.S. TREASURY	66,051,518
	TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)[3]	159,981,518
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	255,053
	TOTAL NET ASSETS—100%	$160,236,571
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013